As filed with the Securities and Exchange Commission on May 1, 1998
                            Registration Nos. 2-34221

                                    811-1902
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549
                                    FORM N-3
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

|-|
                           Pre-Effective Amendment No.

|-|

                         Post-Effective Amendment No. 45


|X|
                                       and
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
|-|

                                Amendment No. 26


|X|
                        (Check appropriate box or boxes)

                            Transamerica Occidental's
                             Separate Account Fund B
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  1150 South Olive, Los Angeles, CA 90015-2211
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (213) 742-3065

Name and Address of Agent for Service:                        Copy to:

JAMES W. DEDERER, Esq.                               FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel and   Sutherland, Asbill & Brennan LLP
         and Corporate Secretary                  1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company       Washington, D.C. 20004-2415
1150 South Olive Street
Los Angeles, California  90015-2211

                                   Approximate date of proposed public offering:
                     As  soon  as  practicable   after   effectiveness   of  the
                     Registration Statement.

         It                is proposed  that this filing will become  effective:
                           |_| immediately upon filing pursuant to paragraph (b) |X| on May 1, 1998 pursuant to paragraph (b)
                           |_| 60 days after filing pursuant to paragraph (a)(1) |_| on___________ pursuant to paragraph (a)(1)
                           |_| 75 days after filing pursuant to paragraph (a)(2) |_| on__________ pursuant to paragraph (a)(2) of Rule 485


         If appropriate, check the following box:
     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                                   CROSS REFERENCE SHEET
                                                   Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-3

                                                          PART A

Item of Form N-4                                              Prospectus Caption
1.   Cover Page...............................................    Cover Page

2.   Definitions..............................................    Terms Used in this Prospectus

  3. Synopsis.................................................    Synopsis of this Prospectus; Variable Annuity Fee Table

4.   Condensed Financial Information..........................    Condensed Financial Information

5.   General
     (a)   Depositor..........................................    Transamerica Occidental and the Separate Account
     (b)   Registrant.........................................    Transamerica Occidental and the Separate Account
     (c)   Portfolio Company..................................    The Growth Portfolio
     (d)   Fund Prospectus....................................    The Growth Portfolio
     (e)   Voting Rights......................................    Voting Rights
     (f)   Administrator......................................    Charges under the Contracts

6.   Deductions and Expenses
     (a)   General............................................    Charges under the Contracts
     (b)   Sales Load %.......................................    Charges under the Contracts
     (c)   Special Purchase Plan..............................    Not Applicable
     (d)   Commissions........................................    Underwriter
     (e)   Fund Expenses......................................    Charges under the Contracts
     (f)   Operating Expenses.................................    Variable Annuity Fee Table

7.   Contracts
     (a)   Persons with Rights................................    Description of the Contracts; Surrender of a Contract;
                                                              Death Benefits; Voting Rights
     (b)   (i)   Allocation of Purchase Payments
                 Payments.....................................    Description of the Contracts
           (ii)  Transfers....................................    Not Applicable
           (iii) Exchanges....................................    Federal Tax Status
     (c)   Changes............................................    The Growth Portfolio; Voting Rights

     (d)   Inquiries..........................................    Voting Rights

8.   Annuity Period...........................................    Annuity Period

  9. Death Benefit............................................    Death Benefits

10.  Purchase and Contract Value
     (a)   Purchases..........................................    Description of the Contracts
     (b)   Valuation..........................................    Description of the Contracts





     (c)   Daily Calculation..................................    Description of the Contracts
     (d)   Underwriter........................................    Underwriter

11.  Redemptions
     (a)   By Contract Owners.................................    Surrender of a Contract
           By Annuitant.......................................    Not Applicable
     (b)   Texas ORP..........................................    Not Applicable
     (c)   Check Delay........................................    Surrender of a Contract
     (d)   Lapse..............................................    Not Applicable
     (e)   Free Look..........................................    Not Applicable

12.  Taxes....................................................    Federal Tax Status

13.  Legal Proceedings........................................    Legal Proceedings

14.  Table of Contents for the
     Statement of
     Additional Information...................................    Table of Contents of the Statement of Additional
                                   Information


                                                          PART B

Item of Form N-4                                                  Statement of Additional Information Caption

15.  Cover Page...............................................    Cover Page

16.  Table of Contents........................................    Table of Contents

17.  General Information
     and History..............................................    General Information and History

18.  Services
     (a)   Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Annuity Fee Table; (Prospectus)
                                                              The Growth Portfolio
     (b)   Management Contracts...............................    Not Applicable
     (c)   Custodian..........................................    Safekeeping of Separate Account Assets; Records and
                                     Reports
           Independent Auditors  .............................    Accountants
     (d)   Assets of Registrant...............................    Not Applicable
     (e)   Affiliated Person..................................    Not Applicable
     (f)   Principal Underwriter..............................    The Underwriter

19.  Purchase of Securities
     Being Offered............................................    (Prospectus) Description of the Contracts
     Offering Sales Load......................................    Charges under the Contracts

  20. Underwriters............................................    The Underwriter
21.  Calculation of Performance
     Data  ...................................................    Calculation of Yields and Total Returns
  22. Annuity Payments........................................    (Prospectus) Annuity Period
  23. Financial Statements....................................    Financial Statements






                                                PART C -- OTHER INFORMATION

Item of Form N-4                                                  Part C Caption

24.  Financial Statements
     and Exhibits
     (a)   Financial Statements...............................    Financial Statements
     (b)   Exhibits...........................................    Exhibits

25.  Directors and Officers of
     the Depositor............................................    Directors and Officers of the Depositor

26.  Persons Controlled By or Under Common Control
     with the Depositor or Registrant ........................    Persons Controlled By or Under Common Control with
                                                              the Depositor or Registrant

  27. Number of Contract Owners...............................    Number of Contract Owners

  28. Indemnification.........................................    Indemnification

  29. Principal Underwriters..................................    Principal Underwriter

30.  Location of Accounts
     and Records..............................................    Location of Accounts and Records

  31. Management Services.....................................    Management Services

  32. Undertakings............................................    Undertakings

     Signature Page...........................................    Signature Page

                Transamerica Occidental's Separate Account Fund B

                   Individual Equity Investment Fund Contracts
                  For Tax Deferred Individual Retirement Plans





                                                      (LOGO)

   1150 South Olive Street, Los Angeles, California 90015-2211 (213) 742-3065


         Transamerica Occidental's Separate Account Fund B (the "Fund") offered three types of variable annuity contracts, which are called Individual Equity Investment Fund Contracts--Annual Deposit, Single Deposit Deferred and Single Deposit Immediate ("Contract"). These Contracts are for tax qualified plans only. New Contracts are no longer being issued, but additional Deposits may be made to existing Contracts.

         The investment objective of the Fund is long-term capital growth. The Fund pursues its investment objective by investing primarily in common stocks. Any income and realized capital gains will be reinvested. There are no assurances that the investment objective will be met. The Contract Owner bears all of the investment risk.

         This Prospectus sets forth information about the Fund and related Contracts, which a prospective investor ought to know before investing.

         This Prospectus should be kept for future reference.


         A Statement of Additional Information, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission. The Statement of Additional Information may be obtained, without charge, by contacting Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or by calling 800-258-4260, extension 5560.


         The table of contents for the Statement of Additional Information is on page 22 of this Prospectus. The date of the Statement of Additional Information is the same date as this Prospectus.

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE  SECURITIES
 AND EXCHANGE  COMMISSION NOR HAS THE
COMMISSION  PASSED UPON THE  ACCURACY  OR ADEQUACY OF THIS  PROSPECTUS.  ANY
  REPRESENTATION  TO THE  CONTRARY IS A
CRIMINAL OFFENSE.

                   The date of this Prospectus is May 1, 1998


THE CONTRACTS  ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK,  NOR
ARE  THE  CONTRACTS   FEDERALLY   INSURED  BY  THE  FEDERAL  DEPOSIT   INSURANCE
CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.
THE CONTRACTS INVOLVE INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                       TABLE
                                                        OF
                                                     CONTENTS

(LOGO)


                                            Page
Page
Terms Used in this Prospectus...............     3              Changes to Variable Annuity Contract........   13
Synopsis of Prospectus......................     5                Inquiries.................................   13
Fee Table...................................     6              Annuity Period..............................   13
Per Accumulation Unit Income and Capital....                    Death Benefits..............................   14
   Changes..................................     8                Before Retirement.........................   14
Transamerica Occidental and The Fund........     9                After Retirement..........................   14

   Transamerica Occidental Life Insurance...                    Contract Values.............................   15
   Company..................................     9                Accumulation Unit Value...................   15
   The Fund.................................     9                Preparing for Year 2000...................   16
   Investment Objectives and Policies.......     9                Underwriter...............................   16

Management..................................     10             Surrender of a Contract.....................   16
   The Investment Adviser...................     10             Federal Tax Status..........................   17
Charges Under the Contract..................     11               Introduction..............................   17
   Charges Assessed Against the Deposits....     11               Qualified Plans...........................   18
   Charges Assessed Against the Fund........     11               Tax Status of the Contract................   19
   Premium Taxes............................     11               Taxation of Annuities.....................   20
Description of the Contracts................     11               Legal Proceeding..........................   21
   Voting Rights............................     12               Table of Contents of the Statement of
                                                                                                Additional
Information.................................   22





----------------------------------------------

This Prospectus does not constitute an offer to sell, or a solicitation of any offer to purchase, the Contracts offered hereby in any state or jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such state. No salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer described herein and, if given or made, such information or representation must not be relied upon.

                                           TERMS USED IN THIS PROSPECTUS


Accumulation                                         Account:     The    account
                                                     maintained    under    each
                                                     Contract   comprising   all
                                                     Accumulation          Units
                                                     purchased  under a Contract
                                                     and, if applicable, any Net
                                                     Deposit  not yet applied to
                                                     purchase       Accumulation
                                                     Units.

Accumulation Account Value:                          The dollar value of an
Accumulation Account.

Accumulation Unit:                                   A unit  purchased  by the
 investment  of a Net Deposit in the
                                                     Fund and used to  measure
 the  value of an  Owner's  interest
                                                     under a Contract prior to
the Retirement Date.

Annuitant:                                           The   individual   on
 whose  behalf  a  Contract  is  issued.
                                                     Generally, the Annuitant
will be the Contract Owner.
Annuity: A series of monthly payments provided under a Contract for the Annuitant or his beneficiary. Annuity payments  will be due and
 payable  only on the first day of a
                                                     calendar month.

Annuity                                              Conversion  Rate:  The rate
                                                     used  in   converting   the
                                                     Accumulation  Account Value
                                                     to an Annuity  expressed as
                                                     the  amount  of  the  first
                                                     Annuity  payment  to  which
                                                     the   Participant   or  the
                                                     beneficiary is entitled for
                                                     each $1,000 of Accumulation
                                                     Account Value.

Annuity Unit:    A unit used to determine the amount of each  Variable  Annuity payment after the first.

Code:             The Internal  Revenue Code of 1986, as amended,  and the rules and regulations issued thereunder.

Consolidated Tape
   A daily report  listing the last closing  price  quotations of securities traded on all national stock exchanges including the New York Stock Exchange and reported by the National
                    Association of Securities Dealers, Inc. and Instinet.

Contract:         Any one of the  Individual  Equity  Investment  Fund Contracts
                  Annual Deposit,  Single Deposit  Deferred,  or Single Deposit
                    Immediate) described in this Prospectus.

Contract Owner:   The party to the  Contract  who is the owner of the  Contract.
                    Generally, the Contract Owner will be the Annuitant.

Deposit:            An amount paid to the Company pursuant to a Contract.

Net Deposit:     That  portion of a Deposit  remaining  after  deduction of any
                 premium   for   Contract   riders,   charges   for  sales  and
                    administration expense and for any applicable premium taxes.

Retirement Date:  The date on which the first  Annuity  payment is payable under a Contract.

Variable Annuity: An  Annuity  with   payments   which  vary  in  dollar  amount
                throughout   the  payment   period  in  accordance   with  the
                                              investment experience of the Fund.

Valuation Date:   Each day on  which  the New York  Stock  Exchange  is open for trading.

Valuation         Period: The period from the
                  close of trading on the New
                  York Stock  Exchange on one
                  Valuation Date to the close
                  of  trading on the New York
                  Stock  Exchange on the next
                  following Valuation Date.

Written Request:  An original  signature  is  required on all Written  Requests.
                  If a signature  on record  does not  compare  with that on the
Written  Request,  the Company reserves the right to request a
Bank  Signature   Guarantee  before  processing  the  request.
Written  Requests  and other  communications  are deemed to be received  by  the  Company  on  the  date  they  are  actually
received  at  the  Transamerica   Annuity  Service  Center  in
Charlotte,  North  Carolina,  unless they are  received   on a
day  when,  or  after  the  time  that,  the  New  York  Stock
Exchange is closed. In this case, the Written Request will be deemed to be received on the next day when the unit value is calculated.

                                              SYNOPSIS OF PROSPECTUS


         The Fund was established on June 26, 1968, as an open-end diversified investment company. The Fund's investment objective is long-term capital growth. (See "Investment Objectives and Policies" on page 9.)

         The Fund's management receives investment advice from both the Company, which is the registrant's Adviser and from Transamerica Investment Services, Inc. (see "The Fund" on page 9). The Fund pays the Company an investment management fee at an annual rate of 0.30% of the Fund's current net asset value.

         The Fund issued individual investment fund Contracts which are intended to provide an investment in equity securities. These Contracts have been designed for retirement programs under which Deposits are invested in a fund comprised principally of equity securities. Three types of Contracts were offered--Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. (See "Description of the Contracts" on page 11.) The Contracts are no longer being offered, but additional Deposits may be made on outstanding Contracts.

         A maximum 6 1/2% sales expense and 2% administration expense, plus state premium taxes currently ranging from 0 to 3.5% are deducted from each Deposit. This is equivalent to 9.28% of the Net Deposit after deducting sales and administrative expenses but before deducting premium taxes. Charges may be reduced as shown on page 6.

         Annual Deposit and Single Deposit Deferred Contracts may be surrendered prior to a selected Retirement Date for the Accumulation Account Value. That value shall be established at the end of a Valuation Period in which the Written Request for surrender is received. There is no surrender charge. Withdrawals may be taxable and a federal penalty tax may be assessed upon withdrawals of amounts accumulated under the Contract before age 59 1/2.

         Contract Owners may choose to receive benefits in an Annuity form. With respect to Annuity benefits, the Company assumes the mortality risk that individuals may live longer than expected. With certain exceptions (see page 6) the rates at which charges for expenses are assessed may not be changed during the life of the Contract. A deduction from the Fund, for assuming these risks, is accrued at the end of each Valuation Period at an annual rate of 1.00% of the Fund's current value.

                                                     FEE TABLE

         The following table and examples, are included to assist Contract Owners in understanding the transaction and operating expenses imposed directly or indirectly under the Contracts. The standardized tables and examples assume the highest deductions possible under the Contracts whether or not such deductions actually would be made from an individual Contract Owner's account.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:                          6 1/2%
       Total Deposits
          Under the                                   Sales
          Contract                                   Expense

         First $15,000..............                       6 1/2%
         Next  $35,000..............                       4 1/2%
         Next $100,000..............                      2  %
         Excess.....................                     1/2%

Administration Expense Imposed on Purchases:               2%
         Total Deposits
            Under the                            Administration
            Contract                                 Expense

         First $15,000..............                      2  %
         Next $35,000...............                       1 1/2%
         Next $100,000..............                      3/4%
         Excess.....................                      None

Maximum Total Contract Owner Transaction Expenses:1          8 1/2%
                                                 Total Contract
                                                      Owner
                                                   Transaction
       Total Deposits                               Expenses
          Under the                                  as % of
          Contract                                Total Deposit


         First $15,000..............                 81/2%
         Next $35,000...............                6     %
         Next $100,000..............                  2 3/4%
         Excess.....................                  1/2%

--------------------
         1 Premium taxes are not shown. Charges for premium taxes, if any, are deducted when paid which may be upon annuitization. In certain states, a premium tax charge will be deducted from each Deposit.

Annual Contract Fee:                                  None

Annual Expenses
(as a percentage of average daily net assets)
  Management Fee:..................................... 0.30%
  Mortality and Expense Risk Charge:.................  1.00%
  Other Expenses:....................................  None
         Total Annual Expenses:......................  1.30%

Example #1  Assuming surrender of the Contract at the end of the periods shown.2

         A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.

1 Year           3 Years             5 Years              10 Years
------------------------------------------------------------------

  $97             $123                $150                   $228

Example #2 Assuming persistency of the Contract through the periods shown.

         A $1,000 investment would be subject to the expenses shown, assuming 5% annual return on assets.

 1 Year           3 Years             5 Years              10 Years
 ------------------------------------------------------------------

   $97             $123                $150                   $228

         The Examples should not be considered a representation of past or future expenses and charges. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Charges Under the Contract" in this Prospectus.


-------------------
         2 The Contract is designed for retirement planning. Surrenders prior to the Retirement Date are not consistent with the long-term purposes of the Contract and income tax and tax penalties may apply. Premium taxes may be applicable.

                PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES


         On a per unit basis for an Accumulation Unit outstanding throughout the year, the Fund's income and capital changes have been as shown below. Data for each of the years presented below was included in the financial statements audited by Ernst & Young LLP, the Fund's independent auditors, whose report for the year ended December 31, 1997appears in the Statement of Additional Information.






                                             1997     1996     1995     1994      1993     1992    1991     1990     1989     1988
----------------------------------------------------------------------------------------------------------------------------------


    INCOME AND EXPENSE

         Investment income          $ .77   $.071    $.044    $.040    $ .046   $ .082  $ .074   $ .080   $ .057   $ .125
         Expenses                    .244     .163     .125     .089      .081     .064    .055     .049     .047     .037
                                    --------------------------------------------------------------------------------------
         Net investment (loss) income       (0.167)   (.092)   (.081)   (.049)    (.035)   .018     .019     .031     .010    .088

         CAPITAL CHANGES
         Net realized and unrealized

         gains (loss) on investments        6.701    3.217    3.880    .563      1.306    .654    1.370    (.487)  .991      .474
                                            -------------------------------------------------------------------- ----------------
         Net increase (decrease) in
              accumulation unit value       6.534    3.125    3.799    .514     1.271   .672     1.389    (.456)   1.001   .562
         Accumulation unit value:
              Beginning of year             14.289   11.164   7.365    6.851     5.580   4.908    3.519    3.975    2.974   2.412
                                            -------------------------------------------------------------------------------------
              End of year                     $20.823$14.289  $11.164  $7.365   $6.851  $5.580   $4.908   $3.519   $3.975  $2.974
                                              ===================================================================================

Ratio of expenses to average

              accumulation fund balance       1.33%  1.31%    1.32%    1.31%    1.30%   1.30%    1.32%    1.32%    1.32%   1.32%
         Ratio of net investment (loss)

              income to average

              accumulation fund balance     (0.91%)  (.74%)   (.86%)   (.72%)   (.57%)  .37%     0.48%    .85%     .31%    3.21%
         Portfolio turnover rate            15.21%   32.94%   17.17%   30.62%   41.39%  43.48%   32.20%   47.43%   24.73%119.23%
         Number of accumulation units

                  outstanding at end of year

                  (000 omitted)             3,273    3,431    3,598    3,749    3,820   4,062    4,232    4,310    4,463   4,715


                      TRANSAMERICA OCCIDENTAL AND THE FUND

Transamerica Occidental Life Insurance Company

         The Company is a stock life insurance company incorporated in the state of California on June 30, 1906. Its Home Office is located at 1150 South Olive Street, Los Angeles, California 90015-2211. It has been a wholly-owned direct or indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111, since March 14, 1930. The Company presently provides individual life insurance, variable and term life insurance, fixed and flexible premium annuity contracts, and reinsurance.

         Subsidiaries of the Company include Transamerica Assurance Company, Transamerica Life Insurance and Annuity Company, Transamerica Life Insurance Company of Canada, Transamerica Occidental Life Insurance Company of Illinois and a New York company, Transamerica Life Insurance Company of New York (formerly called First Transamerica Life Insurance Company) (collectively, Transamerica Life Companies).

The Fund

         The Fund was established under California law on June 26, 1968 as a separate account by the Board of Directors of the Company to facilitate investment of Deposits under the Contracts. The Fund's assets are held for individuals currently and contingently entitled to benefits under the Contracts. California law requires the Fund's assets to be held in the Company's name and the Company is not a trustee with respect thereto. Income, gains and losses, whether or not realized, from assets allocated to the Fund are, in accordance with the Contracts, credited to or charged against the Fund without regard to other income, gains or losses of the Company. The Fund is not affected by the investment or use of other Company assets. Section 10506 of the California Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent assets in the separate account exceed the reserves and the liabilities of the separate account). The Fund is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended ("1940 Act") and meets the definition of a separate account under the federal securities laws. There are no sub-accounts of the Fund. Obligations under the Contract are obligations of the Company.

         The Fund is managed by a Board of Managers (the "Board").

Investment Objectives and Policies

         The Fund has certain fundamental investment policies which may not be changed unless authorized by a majority vote (as that term is defined in the 1940 Act) of Contract Owners.

         The Fund's investment objective is long-term capital growth, although this objective may not be achieved. This objective will be pursued by investments principally in listed and unlisted common stock. The Fund may also invest in debt securities and convertible or preferred stock having a call on common stock by means of a conversion privilege or attached warrants and warrants or other rights to purchase common stock. Unless market conditions indicate otherwise, the Fund's portfolio will be invested in such equity-type securities. However, when market conditions warrant it, a portion of the Fund's assets may be held in cash or debt securities.

         As to 75% of the value of its total assets, the Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations of the United States Government and instrumentalities thereof. However, holdings may exceed the 5% limit if it results from investment performance, and is not the result, wholly or partially, of purchases.

         Not more than 10% of the voting securities of any one issuer will be acquired. Investment will not be made in the securities of a company for the purpose of exercising management or control in that company.

         The Fund does not currently intend to make investments in the securities of other investment companies. The Fund does reserve the right to purchase such securities, subject to the following limitations: the Fund will not purchase such securities if it would cause (1) more than 10% of the value of the total assets of the Fund to be invested in securities of registered investment companies; or (2) the Fund to own more than 3% of the total outstanding voting stock of any one investment company; or (3) the Fund to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Fund; or (4) together with other investment companies advised by the Company, the Fund to own more than 10% of the outstanding voting stock of a closed-end investment company.

         Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the saleability of which is otherwise conditioned ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 10% of the value of the Fund's net assets. It is the policy of the Board not to invest more than 10% of the Fund's total assets in restricted securities.

                                   MANAGEMENT

         The Fund is managed by the Board. The affairs of the Fund are conducted in accordance with Rules and Regulations adopted by the Board of Directors of the Company and the Board of the Fund. The Company develops and implements an investment program subject to the supervision of the Board.

The Investment Adviser

         The adviser to the Fund is the Company.

         The Company has contracted with an affiliate, Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Fund. Investment Services has been in existence since 1967 and has provided investment services to the Fund and other Transamerica Life Companies since 1981. These services include providing recommendations on management of assets of the Fund, providing investment research reports and information, determining those securities to be bought or sold and placing orders for the purchase or sale of securities. Investment decisions regarding the composition of the Fund's portfolio and the nature and timing of changes in the portfolio are subject to the control of the Board. Investment Services' address is 1150 South Olive Street, Los Angeles, California 90015-2211.

                           CHARGES UNDER THE CONTRACT

Charges Assessed Against The Deposits

         The Company makes a deduction from each Deposit for sales and administrative expenses. No such charges will be assessed against Deposits made from insurance or annuity policies issued by the Company which are transferred to the Fund. The charge for sales expense ranges from 6 1/2% to 1/2% and the charge for the administration expense is from 2% to none. (See "Fee Table" on page 6.)

         The sales expense charge is retained by the Company as compensation for the cost of selling the Contracts. The Company pays the Underwriter and the Underwriter's registered representatives for the sale of the Contracts. (See "Contract Values" for more information about the Underwriter.) The distribution expenses may exceed amounts deducted from Deposits as sales expenses. The Company will bear any such additional expense from surplus, including profits, if any, from the mortality and expense risk charges. The Company pays the sales expense charge to the Underwriter as full commission.

         The administrative expense charge will be retained by the Company for its administrative service.

Charges Assessed Against The Fund


         At the end of each Valuation Period, the Accumulation and Annuity Unit values are reduced by a mortality and expense risk charge at an annual rate of 1.00% and an investment management charge at an annual rate of 0.30% of the value of the aggregate net assets of the Fund. Amounts of such charges may be withdrawn periodically from the Fund. The Company may realize a profit from the mortality and expense rick charge.


         There are no other fees assessed against the Fund.

Premium Taxes

         Transamerica may be required to pay premium or retaliatory taxes currently ranging from 0% to 3.5% in connection with deposits or values under the Contracts. Depending upon applicable state law, Transamerica may deduct the premium taxes which are payable with respect to a particular Contract from the deposits, from amounts withdrawn, or from amounts applied on the Annuity Date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same deposit, depending upon applicable state law.

                          DESCRIPTION OF THE CONTRACTS

         The Contract Owner has all rights under the Contract during the accumulation period. These include voting rights, selection of the proposed annuitant, surrendering any portion of the Accumulation Account Values, electing a Retirement Date and Annuity option and selection of beneficiaries.

         The Contract Owner retains his or her voting rights and right to select beneficiaries, if the Annuity option permits, once the Annuity begins.

         After the death of the annuitant, the beneficiaries have the right to the Accumulation Account Value, if any, remaining in the Contract.

Voting Rights

         Pursuant to the Rules and Regulations of the Fund, as amended by the Board, the Fund is generally not required to hold regular meetings of Contract Owners and does not anticipate holding annual meetings. Under the Rules and Regulations of the Fund, however, Contract Owners' meetings will be held in connection with the following matters: (1) the election or removal of a member or members of the Board if a meeting is called for such purpose; (2) the approval of any contract for which approval is required by the Investment Company Act of 1940 ("1940 Act"); and (3) such additional matters as may be required by law, the Rules and Regulations of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the Board may consider necessary or desirable. Contract Owners may apply to the Board to hold a meeting under circumstances provided for in the Rules and Regulations of the Fund. The Contract Owners also would vote upon any changes in fundamental investment objectives, policies or restrictions.

         Contract Owners are entitled to vote in person or by proxy at the Fund's meetings.

         If Contract Owners hold a meeting, the method to calculate votes is shown below:

         The number of votes which a Contract Owner may cast is based on the Accumulation Account Value established on a Valuation Date not more than 100 days prior to a meeting of Contract Owners.

                  (1) When the Valuation Date is prior to the Retirement Date, the number of votes will equal the Contract Owner's Accumulation Account Value divided by 100.

                  (2) When the Valuation Date is on or after the Retirement Date, the number of votes will equal the amount of the reserve established to meet Variable Annuity obligations related to the Contract divided by 100. (Accordingly, as the amount of the reserve diminishes during the Annuity payment period, the number of votes which a Contract Owner may cast decreases.)

         The number of votes will be rounded to the nearest vote; however, each Contract Owner will have at least one vote.

         Contract Owners other than those described herein, the reserves for which are maintained in the Fund, shall also be entitled to vote. The number of votes which such persons shall be entitled to cast shall be computed in the same manner as described above.

         To be entitled to vote, a Contract Owner must have been a Contract Owner on the date on which the number of votes was determined.

         Each Contract Owner shall receive a notice of the meeting of Contract Owners and a statement of the number of votes attributable to his/her Contract. Such notice will be mailed to the Contract Owner at the address maintained in the Fund's records at least 20 days prior to the date of the Contract Owners' meeting. Contract Owners acting as trustees for pension and profit sharing plans wishing to solicit instructions as to their vote from plan Participants will be furnished additional copies of the Notice of Meetings & Proxy Statement upon request.

Changes To Variable Annuity Contracts

         The Company has the right to amend the Contract to meet current applicable federal or state law or regulations or to provide more favorable annuity Conversion Rates. Each Contract Owner will be notified of any amendment to the Contract relating to any changes in federal or state laws.

         The Contract Owner may change beneficiaries, Annuity commencement date or Annuity option prior to the Annuity commencement date.

         The Company  reserves the right to  deregister  the Fund under the 1940
Act.

Inquiries

         A Contract Owner may request information concerning a Contract by contacting a Company agent or by a Written Request mailed directly to the Company.

                                 ANNUITY PERIOD

         Subject to limitations under federal law, Contract Owners may select an Annuity option at any age, by Written Request received by the Company at least 60 days prior to commencement of an Annuity. The monthly Annuity benefit is determined by the age of the Annuitant, and any joint annuitant and the option selected.

The Contracts have three standard options:

                  (1) A Variable Annuity with monthly payments during the lifetime of the Annuitant. No minimum number of payments is guaranteed, so that only one such payment is made if the Annuitant dies before the second payment would be due,

                  (2) A Variable Annuity paid monthly to the Annuitant and any joint annuitant as long as either shall live. No minimum number of payments is guaranteed, so that only one such payment is made if both the Annuitant and joint annuitant die before the second payment would be due, and

                  (3) A Variable Annuity paid monthly during the lifetime of the Annuitant with a minimum guaranteed period of 60, 120 or 180 months. If a Annuitant dies during the minimum period, the unpaid installments for the remainder of the minimum period will be payable to the beneficiary. However, the beneficiary may elect the commuted value to be paid in one sum. The value will be determined on the Valuation Date the Written Request is received in the Home Office.

         Upon the Company's approval, other options may be selected. The form of Annuity with the fewest number of guaranteed monthly payments will provide the largest monthly payments.

         If the Contract Owner does not select any annuity option, or a lump-sum payment, the funds remain in the Accumulation Account. There may be adverse tax consequences if the funds remain in the Accumulation Account subsequent to the calendar year following the year of the Annuitant's attainment of age 70 1/2.

         The minimum amount on the first monthly payment is $20. If the first monthly payment would be less than $20, the Company may make a single payment equal to the total value of the Contact Owner's Accumulation Account.

         For qualified plans under Section 401, 403(b), and 457 of the internal Revenue Code of 1986 (the "Code"), distributions from a Contract generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Annuitant (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan is an IRA described in
Section 408, or if the Annuitant is a "5 percent owner" (as described in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2.

         For information regarding the calculation of annuity payments, see the Annuity Payments section of the Statement of Additional Information.

                                 DEATH BENEFITS

Death Benefits--Before Retirement

         (1)  SINGLE AND ANNUAL DEPOSIT:

                  In the event a Annuitant dies prior to the selected Retirement Date, the Company will pay to the Annuitant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Date coinciding with or next following the later of (i) the date adequate proof of death is received by the Company or (ii) the date the Company receives notice of the method of payment selected by the beneficiary. Subject to certain limitations imposed by the Code, upon Written Request after the death of the Annuitant, the beneficiary may elect, in lieu of the payment of such value in one sum, to have all or a part of the Accumulation Account Value applied under one of the forms of Annuities described under "Annuity Period," or elect an optional method of payment subject to agreement by the Company and to compliance with applicable federal and state law.

         (2)  IMMEDIATE CONTRACT:

                  In the event an Annuitant dies prior to the selected Retirement Date, the Company will pay to the Annuitant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Date coinciding with or next following the date proof of death is received by the Company.

Death Benefit--After Retirement

         If the Annuitant's death occurs on or after the Retirement Date, death benefits, if any, payable to the beneficiary shall be as provided under the Annuity option or elected optional method of payment then in effect.

                                 CONTRACT VALUES

         Annual Deposit Individual Equity Investment Fund Contract providing a deferred Variable Annuity ("Annual Deposit Contract")--This Contract provides for Deposits to be made annually or more frequently, but no Deposit may be less than $10 and the aggregate minimum Deposit must be $120 in any Contract year. Normally, Contracts will not be issued for annual Deposits of less than $300. Deposits may be increased on a Contract anniversary, but annual Deposits may not be increased to more than three times the first year's Deposit without consent from the Company. The non-forfeiture provision of the Contract will be applied if annual Deposits are not paid when due or during a 31-day grace period. The effect of this provision is that if a Deposit is not received within five years of the last Deposit date, Deposits may not be resumed, but Contract benefits remain in full force.

         Single Deposit Individual Equity Investment Contract providing a deferred Variable Annuity ("Deferred Contract")--This Contract provides for a single Deposit when the Contract is issued. Additional Deposits of at least $20 each may be made anytime within the first five Contract years. Thereafter, the Company must give its consent to further Deposits. The minimum initial Deposit is $1,000; the Company reserves the right to reduce the minimum.

         A Retirement Date is specified in the application for Annual Deposit and Single Deposit Individual Equity Investment Fund Contracts, but may be changed by a Written Request to the Company at its Home Office at least 60 days before an Annuity is to commence.

         Single Deposit Individual Equity Investment Contract providing an Immediate Variable Annuity ("Immediate Contract")--This Contract provides for a single Deposit to be accepted when the Contract is issued which will begin an Annuity. The issue date of the Contract is the last Valuation Date of the second calendar month preceding the Retirement Date specified in the Contract. The minimum Deposit is $2,500. The Company reserves the right to reduce the minimum. The Retirement Date may not be changed.

         Net  Deposits  are  immediately   credited  to  the  Contract   Owner's
Accumulation Account in the Valuation Period in which they are received at the Company's Home Office.

         The number of Accumulation Units created by a Net Deposit is determined on the Valuation Date on which the Net Deposit is invested in the Fund by dividing the Net Deposit by the Accumulation Unit Value on that Valuation Date. The number of Accumulation Units resulting from each Net Deposit will not change.

Accumulation Unit Value

         The Accumulation Unit Value was set at $1.00 on November 26, 1968. The Accumulation Unit Value is determined at the end of a Valuation Period by multiplying the Accumulation Unit Value determined at the end of the immediate preceding Valuation Period by the Investment Performance Factor for the current Valuation Period and reducing the result by the mortality and expense risk charges.

         The Investment Performance Factor is determined at the end of each Valuation Period and is the ratio of A/B where "A" and "B" mean the following:

         "A" is the value of the Fund as of the end of such Valuation Period immediately prior to making any Deposits into and any withdrawals from the Fund, reduced by the investment management charge assessed against such value at an annual rate of 0.30%.

         "B" is the value of the Fund as of the end of the preceding Valuation Period immediately after making any Deposits into and any withdrawals from the Fund, including any charges for expense and mortality risks assessed against the Fund on that date.

         The market value of the Fund's assets for each Valuation Period is determined as follows: (1) each security's market value is determined by the last closing price as reported on the Consolidated Tape; (2) securities that are not reported on the Consolidated Tape but where market quotations are available, i.e., unlisted securities, are valued at the most recent bid price; (3) value of the other assets and securities where no quotations are readily available is determined in a manner directed in good faith by the Board.

         The Fund's net value is calculated by reducing the market value of the assets by liabilities at the end of a Valuation Period.


                             PREPARING FOR YEAR 2000

         As a result of computer systems that may recognize a date of 12/31/00 as the year 1900 rather than the year 2000, disruptions of business activities may occur with the year 2000. In response, Transamerica established in 1997 a "Y2K" committee to address this issue. With regard to the systems and software which administer and affect the contracts, Transamerica has determined that is own internal systems will be Year 2000 compliant. Additionally, Transamerica requires any third party vendor which supplies software or administrative services to Transamerica in connection with the administration of the contracts, to certify that the software or services will be Year 2000 compliant. As of the date of this prospectus, it is not anticipated that contract owners will experience negative afffects on their investment, or on the services received in connection with their contracts, as a result of Year 2000 issues. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no distruption of services in connection with the year 2000.


                                   UNDERWRITER

         Transamerica Financial Resources, Inc., is the principal Underwriter for the Fund's Contracts. Its address is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation.

                             SURRENDER OF A CONTRACT

         Surrender and withdrawal privileges apply only to Annual Deposit and Single Deposit Deferred Contracts prior to the Retirement Date. There are no surrender or withdrawal privileges for Immediate Contracts.

         A Written Request by the Contract Owner must be received at the Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, for either a withdrawal from or the surrender of Accumulation Account Value. Accumulation Units will be cancelled with the equivalent dollar amount withdrawn or surrendered. The Accumulation Unit value used to determine the number of Accumulation Units cancelled shall be the value established at the end of the Valuation Period in which the Written Request was received. The Accumulation Account Value less any applicable premium tax charge will be paid within seven days following receipt of the Written Request which includes verification of spousal consent as required by any applicable law or regulations. However, the Company may postpone such payment: (1) if the New York Stock Exchange is closed or trading on the Exchange is restricted, as determined by the Securities and Exchange Commission; (2) when an emergency exists, as defined by the Commission's rules, and fair market value of the assets cannot be determined; or (3) for other periods as the Commission may permit.

         There are no charges for withdrawals or surrender of the Contract. However, withdrawals and surrenders may be taxable and subject to penalty taxes.

         The  Contract  must  be  surrendered   if  a  withdrawal   reduces  the
Accumulation Account Value below $10 for an Annual Deposit Deferred Contract or $20 for a Single Deposit Deferred Contract.


         Any Contract withdrawal may be repaid within five years after the date of each withdrawal (other than Contracts issued under Code Section 401(a), 403(b), 408, or 457, or an H.R. 10 Plan) but only one repayment can be made in any twelve month period. The Company must be given a concurrent Written Request of repayment. The sales charges will not be deducted from the Deposit repayment, but the administrative charge will be assessed.

         A Participant in the Texas Optional Retirement Program ("ORP") is required to obtain a certificate of termination from the Participant's employer before a Contract can be surrendered. This requirement is imposed because the Attorney General of Texas has ruled that Participants in the ORP may surrender their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability.

         Restrictions may apply to variable annuity contracts used as funding vehicles for Code Section 403(b) retirement plans and Section 401(k) plans. The Code restricts the distribution under Section 403(b) annuity contracts of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributable to elective contributions held as of the end of the last plan year beginning before January 1, 1989. Other funding alternatives may exist under a 403(b) plan to which a Participant may transfer his/her investment from the Contract.

                               FEDERAL TAX STATUS

Introduction

         The following discussion is a general description of Federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

         The Contracts may be purchased and used only in connection with plans qualifying for favorable tax treatment ("Qualified Contracts"). The Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 457 of the Code. The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to the Contract Owner, Participant, the Annuitant, or the beneficiary depends on the type and terms of the retirement plan, on the tax and employment status of the individual concerned and on the Employer's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of the Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

Qualified Contracts

         The Contract is designed for use with several types of qualified plans. The tax rules applicable to Annuitants in qualified plans, including restrictions on contributions and benefits, taxation of distributions, and any tax penalties, vary according to the type of plan and the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, aggregate distributions in excess of certain amounts annually, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not satisfy specified requirements, and certain other transactions with respect to qualified plans. Therefore, no attempt is made to provide more than general information about the use of the Contract with the various types of qualified plans. Annuitants and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are brief descriptions of the various types of qualified plans. The Contract may be amended as necessary to conform to the requirements of the plan.

1.  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans

         Code section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the Annuitant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments. Under certain circumstances, 20% withholding will apply to distributions from these retirement plans, unless the distribution is directly transferred to another eligible retirement plans.

2.  Individual Retirement Annuities and Individual Retirement Accounts

         Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as "IRA"). Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions must commence. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Owners of the Contract for use with IRAs should have supplemental information required by the Internal Revenue Service or any other appropriate agency. Owners should seek competent advice regarding use of the Contract for IRAs.

3.  Tax-Sheltered Annuities

         Section 403(b) of the Code permits public school employees and employees of certain types of religious, charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of premiums from gross income for tax purposes. These annuity contracts are commonly referred to as "Tax Sheltered Annuities." Premiums paid pursuant to salary reduction agreements and excluded from gross income will be subject to Social Security and Medicare taxes. Subject to certain exceptions, withdrawals under Tax Sheltered Annuities which are attributable to contributions made pursuant to salary reduction agreements are prohibited unless made after the Annuitant attains age 59 1/2, upon the Annuitant's separation from service, upon the Annuitant's death or disability, or for an amount not greater than the total of such contributions in the case of hardship.

4.   Section 457 Deferred Compensation ("Section 457") Plans

         Under Section 457 of the Code, employees of (and independent contractors who perform services for) certain state and local governmental units or certain tax-exempt employers may participate in a Section 457 plan of their employer allowing them to defer part of their salary or other compensation. The amount deferred and any income on such amount will be taxable as ordinary income when paid or otherwise made available to the employee.

         The maximum amount that can be deferred under a Section 457 plan in any tax year is ordinarily one-third of the employee's includible compensation, up to a specified dollar amount. Includible compensation means earnings for services rendered to the employer which is includible in the employee's gross income, but excluding any contributions under the Section 457 plan or a Tax-Sheltered Annuity. During the last three years before an individual attains normal retirement age additional "catch-up" deferrals are permitted.

The deferred amounts can be used by the employer to purchase the Contract. For plans in effect prior to August 20, 1996, the Contract was issued to the employer, to be held by the employer in trust for the exclusive benefit of the employee and/or the employee's beneficiaries and effective January 1, 1999, such Contract may be held in the employee's name or transferred to a trust.. For
Section 457 plans, established after August 20, 1996, the contract can be issued to the employee or to a trust established by the employer. In all instances, the employee is treated as having no rights or vested interest in the Contract and is only entitled to payment in accordance with the Section 457 plans provisions. Current Federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan, except for transfers to other
Section 457 plans in certain limited cases. Distributions may not be made under a Section 457 plan under the Contract Owner attains age 59 1/2, separates from service, or is faced with an unforeseeable emergency.

5.  Restrictions under Qualified Contracts

         Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

6.  General

         Additional Deposits under a Contract must qualify for the same Federal income tax treatment as the initial Deposit under the Contract; the Company will not accept an additional Deposit under a Contract if the Federal income tax treatment of such Deposit would be different from that of the initial Deposit.

Tax Status of the Contract

         The following discussion is based on the assumption that the Contracts qualify as annuity contracts for Federal income tax purposes.


Taxation of Annuities

  1.  In General

         Section 72 of the Code governs taxation of annuities in general. The Company believes that a Contract Owner generally is not taxed on increases in the value of a Qualified Contract until distribution occurs by withdrawing all or part of the Accumulation Account Value (e.g., partial withdrawals and surrenders) or as Annuity Payments under the Annuity option elected. For this purpose, if such is allowed for the Qualified Contract, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Account Value or any portion of an interest in the qualified plan generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

  2.  Surrenders

         In the case of a surrender under a Qualified Contract, under section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

  3.  Annuity Payments

         Although tax consequences may vary depending on the annuity option elected under the Contract, under Code section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the "investment in the contract" bears to the expected return at the date annuity payments begin. In this respect (prior to recovery of the "investment in the contract"), there is generally no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

  4.  Penalty Tax

         In the case of a distribution pursuant to a Qualified Contract, there may be imposed a Federal penalty tax under Section 72(t) of the Code, which may depend on the type of qualified plan and the particular circumstances. Competent tax advice should be sought before a distribution is requested.

  5.  Transfers, Assignments, or Exchanges of the Contract

         A transfer of ownership of a Contract, the designation of an Annuitant or other beneficiary who is not also the Owner, or the exchange of a Contract are generally prohibited for Qualified Contracts and if made may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  6.  Withholding

         Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions, except that withholding may be mandatory with respect to distributions from Contracts issued in connection with Section 401(a), 403(a) and 403(b) plans.

  7.  Death Benefits

         Amounts may be distributed from a Contract because of the death of a Annuitant or Owner. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sun, they are treated like a surrender, or (ii) if distributed under an annuity option, they are treated like an annuity payment.

  8.  Other Tax Consequences

         As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal gift and estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Annuitant or recipient of the distribution. A competent tax adviser should be consulted for further information.

  9.  Possible Changes in Taxation


         Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would reduce the "invesment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for puspoe of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract. Legal Proceedings


         There are no material legal proceedings pending to which the Fund is a party; nor are there material legal proceedings involving the Fund to which the Company, Investment Services, or the Underwriter are parties.

                      TABLE OF CONTENTS OF THE STATEMENT OF
                             ADDITIONAL INFORMATION

                                                Page

GENERAL INFORMATION AND HISTORY............  -2-
INVESTMENT OBJECTIVES AND POLICIES.........  -2-
MANAGEMENT.................................  -4-
INVESTMENT ADVISORY AND OTHER SERVICES.....  -5-
BROKERAGE ALLOCATIONS......................  -6-
UNDERWRITER................................  -7-
ANNUITY PAYMENTS...........................  -7-
FEDERAL TAX MATTERS........................  -8-
FINANCIAL STATEMENTS.......................  -9-






A Statement of Additional Information, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information may be obtained, without charge, by contacting the Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina, 28202 or by calling 800-258-4260.

                      (This page intentionally left blank)

                                                            (LOGO)





                                                                 (a prospectus)






         CUSTODIAN--Boston Safe Deposit and Trust Company of California
----------------------------------------------------------------

AUDITORS--Ernst & Young LLP.....................May 1, 1998

----------------------------------------------------------------
  ISSUED BY

                 Transamerica Occidental Life Insurance Company
                             1150 South Olive Street
                       Los Angeles, California 90015-2211
                                 (213) 742-3065

         (LOGO)

Transamerica Occidental
Life Insurance Company



TFM-1006 ED.  5-98

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
                Transamerica Occidental's Separate Account Fund B

                   Individual Equity Investment Fund Contracts
                  For Tax Deferred Individual Retirement Plans

           1150 South Olive Street, Los Angeles, California 90015-2211


         This Statement of Additional Information is not a Prospectus, but should be read with the Prospectus for Transamerica Occidental's Separate Account Fund B (the "Fund"). A copy of the Prospectus may be obtained by writing to the Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202 or by calling 800-258-4260, extension 5560.




                        The          date  of  this   Statement  of   Additional
                                     Information  is May 1, 1998 The date of the
                                     Prospectus is May 1, 1998

                                TABLE OF CONTENTS

                                                                Cross
                                                              Reference
                                                            to Prospectus
                                          Page                  Page

General Information and History.........    -2-                   9
Investment Objectives and Policies......    -2-                   9
Management..............................    -4-                  10
Investment Advisory and Other Services..    -5-                  10
Brokerage Allocations...................    -6-
Underwriter.............................    -7-
Annuity Payments........................    -7-                  13
Federal Tax Matters.....................    -8-                  17
Financial Statements....................    -9-


                         GENERAL INFORMATION AND HISTORY

         Transamerica Occidental Life Insurance Company (the "Company") was formerly known as Occidental Life Insurance Company of California. The name change occurred approximately on September 1, 1981.

         The Company is wholly-owned by Transamerica Insurance Corporation of California, which is in turn wholly-owned by Transamerica Corporation.
Transamerica Corporation is a financial services organization which engages through its subsidiaries in life insurance, consumer lending, commercial lending, leasing, and real estate services.


         On November 26, 1968, the Company invested $1,000,000 in Transamerica Occidental's Separate Account Fund B (the "Fund") pursuant to California law. In September 1969, the Company invested an additional $1,000,000 in the Fund. On December 31, 1997, the Company's share in the Fund was approximately 64.61% of the total Contract Owner's equity.


                       INVESTMENT OBJECTIVES AND POLICIES

         Certain investment policies are described on page 9 of the Prospectus for the Fund. Other policies and investment restrictions which are fundamental to the Fund are:

                  Borrowings will not be made except as a temporary measure for extraordinary or emergency purposes provided that such borrowings shall not exceed 5% of the value of the Fund's total assets.

                  Securities of other issuers will not be underwritten provided that this shall not prevent the purchase of securities the sale of which may result in the Fund being deemed to be an "underwriter" for purposes of the Securities Act of 1993.

                  Investments will not be concentrated in any one industry nor will more than 25% of the value of the Funds assets be invested in issuers all of which conduct their principal business activities in the same general industry.

                  The purchase and sale of real estate or interests in real estate is not intended as a principal activity. However, the right is reserved to invest up to 10% of the value of the assets of the Fund in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned.

                  The purchase and sale of commodities or commodity contracts will not be engaged in.

                  Loans may be made but only through the acquisition of all or a portion of an issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (It is not presently intended to invest more than 10% of the value of the Fund in privately distributed loans. Furthermore, it is possible that the acquisition of an entire issue may cause the Fund to be deemed an "underwriter" for purposes of the Securities Act of 1993.) The securities of the Fund may also be loaned provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities.
         (It is not presently intended to engage in the lending of securities.)

                  The Fund does not intend to issue senior securities.

                  The Fund does not intend to write put and call options.

                  Purchases of securities on margin may not be made, but such short-term credits as may be necessary for the clearance of purchases and sales of securities are permissible. Short sales may not be made and a short position may not be maintained unless at all times when a short position is open and the fund owns at least an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Fund's net assets is deposited or pledged as collateral for such sales at any one time.

         None of the above fundamental policies may be changed unless authorized by a majority vote of Contract Owners.

Portfolio Turnover Rate

         Changes will be made in the portfolio if such changes are considered advisable to better achieve the Fund's investment objective of long term capital growth. Generally, long-term rather than short-term investments will be made and trading for short-term profits is not intended. However, it should be recognized that although securities will initially be purchased with a view to their long-term potential, a subsequent change in the circumstances of a particular company or industry or in general economic conditions may indicate that a sale of a security is desirable. It is anticipated that annual portfolio turnover should not exceed 75%. However, stocks being sold to meet redemptions and changes in market conditions could result in portfolio activity greater than anticipated.

                                   MANAGEMENT

         Board of Managers and Officers of the Fund are:

                               Positions and Offices

Name, Age and Address**            with the Fund                 Principal Occupation During the Past Five Years
Donald E. Cantlay (76)         Board of Directors             Director,  Managing  General  Partner  of Cee 'n' Tee

                                                              Company;  Director
                                                              of      California
                                                              Trucking
                                                              Association    and
                                                              Western    Highway
                                                              Institute;
                                                              Director   of  FPA
                                                              Capital  Fund  and
                                                              FPA   New   Income
                                                              Fund.


Richard N. Latzer (61)*        Board of Directors             President,  Chief  Executive  Officer and Director of
                                                              Transamerica   Investment   Services,   Inc.;  Senior
                                                              Vice  President  and  Chief  Investment   Officer  of
                                                              Transamerica   Corporation.    Director   and   Chief
                                                              Investment  Officer of  Transamerica  Occidental Life

                                                              Insurance Company.


Jon C. Strauss (58)            Board of Directors             President of Harvey Mudd College; Previously Vice
                                                              President and Chief Financial Officer of Howard
                                                              Hughes Medical Institute; President of Worcester
                                                              Polytechnic Institute; Vice President and Professor
                                                              of Engineering at University of Southern
                                                              California; Vice President Budget and Finance,
                                                              Director of Computer Activities and Professor of
                                                              Computer and Decision Sciences at University of
                                                              Pennsylvania.


Gary U. Rolle (57)*            Chairman, Board of             Director,         Directors        Executive     Vice
                               President and Chief

                                                              Investment   Officer   of   Transamerica   Investment
                               Services, Inc.;
                                                              Director    and   Chief    Investment    Officer   of
                                                              Transamerica Occidental Life Insurance Company.


Peter J. Sodini (57)           Board of Directors             Associate,   Freeman   Spogli   &  Co.   (a   private
                                                              investor);  President,  Chief  Executive  Officer and
                                                              Director,   The   Pantry,   Inc.   (a   supermarket).
                                                              Director    Pamida    Holdings    Corp.   (a   retail
                                                              merchandiser)  and  Buttrey  Food  and  Drug  Co.  (a

                                                              supermarket).


Barbara A. Kelley (45)         President                      President,  Chief  Operating  Officer and Director of
                                                              Transamerica    Financial    Resources,    Inc.   and
                                                              President  and  Director of  Transamerica  Securities
                                                              Sales  Corporation,   Transamerica  Advisors,   Inc.,
                                                              Transamerica  Product,  Inc.,  Transamerica  Product,
                                                              Inc. I, Transamerica  Product,  Inc. II, Transamerica
                                                              Product,    Inc.   IV,   and   Transamerica   Leasing
                                                              Ventures,  Inc.

Matt Coben (37)***             Vice President                 Vice   President,   Broker/Dealer   Channel   of  the
                                                              Institutional    Marketing   Services   Division   of
                                                              Transamerica   Life  Insurance  and  Annuity  Company
                                                              and  prior  to  1994,  Vice  President  and  National
                                                              Sales Manager of the Dreyfus Service Organization .

Sally S. Yamada (47)           Assistant Secretary            Vice   President   and   Treasurer  of   Transamerica
                                                              Occidental  Life  Insurance  Company and Treasurer of
                                                              Transamerica Life Insurance and Annuity Company.

Regina M. Fink (42)            Secretary                      Counsel for  Transamerica  Occidental  Life Insurance
                                                              Company   and   prior  to  1994   Counsel   and  Vice
                                                              President for Colonial Management Associates, Inc.

Thomas M. Adams (63)           Assistant Secretary            Partner  in  the  law  firm  of  Lanning  ,  Adams  &
                                                              Peterson.

Susan R. Hughes (42)           Treasurer                      Vice President and Chief financial Officer,
                                                              Transamerica Investment Services, Inc., since 1997;
                                                              Independent Financial Consultant 1992-1997,




   * These members of the Board are or may be  interested  persons as defined by
  Section 2(a) (19) of the 1940 Act. ** The mailing address of each Board member and officers is Box 2438, Los Angeles, California 90051.

         The principal occupations listed above apply for the last five years, except Regina Fink who, prior to 1994 was Vice President and Counsel for Colonial Management Associates, Inc. and Matt Coben who prior to 1994 was Vice President and National Sales Manager of the Dreyfus Service Organization. However, in some instances, occupation listed above is the current position and prior positions with the same company or affiliate are not indicated.

Messrs.  Cantlay,  Moore, and Sodini are not parties to either the Investment
  Advisory Agreement or the Investment
Services Agreement  nor are they interested persons of any such party.

Remuneration of Board of Managers, Officers and Employees of the Fund

         The following table shows the compensation paid during the most recently completed fiscal year to all directors of the Fund by the Company pursuant to its Investment Advisory Agreement with the Fund.




                                                                                        Total
                                                                                     Compensation
                                                          Total Pension or         From Registrant
                                    Aggregate           Retirement Benefits        and Fund Complex
                                  Compensation        Accrued As Part of Fund    Paid to Directors3/
       Name of Person               From Fund               Expenses(1)
     Donald E. Cantlay               $1,500                     -0-                     $6,000
    Richard N. Latzer(2)               -0-                      -0-                       -0-
      DeWayne W. Moore               $1,500                     -0-                     $6,250
      Gary U. Rolle(2)                 -0-                      -0-                       -0-
      Peter J. Sodini                $1,500                     -0-                     $4,750
       Jon C. Strauss                 $500                      -0-                      -0-

         No member of the Board, no Officer, no other individual affiliated with the Fund and no person affiliated with any member of the Board, the Company or any Contract Owner is expected to receive aggregate remuneration in excess of $1,500 from the Company during its current fiscal year by virtue of services rendered to the Fund. Members of the Board, Officers or other individuals affiliated with the Fund, who are also Officers, Directors or employees of the Company, are not entitled to any compensation from the Fund for their services to the Fund.


--------------------------------


(1) None of the members of the Board of Managers currently receives any pension or retirement benefits from the Company due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.

(2) Will receive Pension/Retirement benefits as an employee of Transamerica Investment Services, Inc. .

(3) During 1997, each of the Board members was also a member of the Board of Transamerica Occidental's Separate Account Fund C, Transamerica Variable Insurance Fund, Inc., an open-end management company, advised by the Company and sub-advised by Transamerica Investment Services, Inc., and of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc. Mr. Rolle' is a director of Transamerica Investors, Inc. These registered investment companies comprise the "Fund Complex."


                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Company is the investment adviser to the Fund.


         The Company provides investment management to the Fund pursuant to an investment Advisory Agreement between the Company and the Fund, and Transamerica Investment Services provides investment advice. The annual charge for such services is 0.3% of the value of the Fund. In the past three years the Fund paid the Company $106,615 in 1995, $131,807 in 1996 and $2,641 in 1997.


         The Company performs all record keeping and administrative functions related to the Contracts and each Participant's account, including issuing Contracts, valuing Participant's accounts, making Annuity payments and other administrative functions. In addition, the Company supplies or pays for occupancy and office rental, clerical and bookkeeping, accounting, legal fees, registration and filing fees, stationery, supplies, printing, salaries and compensation of the Fund's Board and its officers, reports to Contract Owners, determination of offering and redemption prices and all ordinary expenses incurred in the ordinary course of business.

         Boston Safe Deposit and Trust Company of California, 1 Embarcadero Center, San Francisco, California
94111-9123 is the Fund's custodian of the Securities. Boston Safe Deposit and Trust Company of California holds the securities for the Fund. The Company pays all fees for this service.


         The financial statements of the Company and the Fund appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Ernst & Young LLP's address is 515 South Flower Street, Los Angeles, California 90071.


                              BROKERAGE ALLOCATIONS


         The Company and Transamerica Investment Services, Inc. ("Investment Services") have no formula for brokerage business distribution for purchases and sale of portfolio securities of the Fund. The primary objective is to place orders for the most favorable prices and execution. Investment Services will engage only those brokers whose commissions it believes to be reasonable in relation to the services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers primarily on price, and such general factors as execution capability and reliability, quality of research (including quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional nature of the broker), financial standing, as well as net results of specific transactions, taking into account such factors as promptness, size of order and difficulty of execution. To the extent such research services are used, it would tend to reduce the Company and Investment
Services   expenses.   However,   there  is  no  intention  to  place  portfolio
transactions for services performed by a broker in furnishing statistical data and research, and thus such services are not expected to significantly reduce expenses. During 1997, commissions were fully negotiated and paid on a best execution basis. In 1995,1996 and 1997 respectively, brokerage commissions were
 .02%, .03% and 0.03% of average assets, and the aggregate dollar amounts were $5,420, $13,000 and $16,312 respectively.


         Investment Services furnishes investment advice to the Fund as well as other institutional clients. Some of Investment Services' other clients have investment objectives and programs similar to those of the Fund. Accordingly, occasions may arise when sales or purchases of securities which are consistent with the investment policies of more than one client come up for consideration by Investment Services at the same time. When two or more clients are engaged in the simultaneous sale or purchase of securities, Investment Services will allocate the securities in question so as to be equitable as to each client. Investment Services will effect simultaneous purchase or sale transactions only when it believes that to do so is in the best interest of the Fund, although such concurrent authorizations potentially may, in certain instances, be either advantageous or disadvantageous to the Fund. Investment Services has advised the Fund's Board regarding this practice, and will report to them on a periodic basis concerning its implementation.

                                   UNDERWRITER

         Transamerica Financial Resources, Inc., is the principal Underwriter for the Fund's Contracts. Its address is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation.


         The past three years, the Underwriter received from the sales of the Fund's Contracts total payments of $2,072 in 1995, $1,453 in 1996 and $2,641 in 1997.


                                ANNUITY PAYMENTS

Amount of First Annuity Payment

         SINGLE AND ANNUAL DEPOSIT CONTRACTS:

         At a Annuitant's selected Retirement Date, the Accumulation Account Value based on the Accumulation Unit value established on the last Valuation date in the second calendar month preceding the Retirement Date is applied to the appropriate Annuity Conversion Rate under the Contract, according to the Annuitant's, and any joint annuitant's, attained age at nearest birthday and the selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality - The Annuity Table for 1949, ultimate two year age setback.

         IMMEDIATE CONTRACT:

         The Net Deposit applicable under the Contract is applied to the Annuity Conversion Rate for this Contract by the Company according to the Annuitant's, and any joint annuitant's, attained age at nearest birthday and selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion Rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality - The Annuity Table for 1949, one year age setback.

Amount of Subsequent Annuity Payments

         The amount of a Variable Annuity payment after the first is determined by multiplying the number of Annuity Units by the Annuity Unit value established on the last Valuation Date in the second calendar month preceding the date such payment is due.

         The Annuity Conversion Rates reflect the assumed net investment earnings rate of 3.5%. Each annuity payment will vary as the actual net investment earnings rate varies from 3.5%. If the actual net investment earnings rate were equal to the assumed rate, Annuity payments would be level. If the actual Net Investment Rate were lower than the assumed rate, Annuity payments would decrease.

Number of Annuity Units

         The number of the Contract Owner's Annuity Units is determined at the time the Variable Annuity is effected by dividing the dollar amount of the first Variable Annuity payment by the Annuity Unit Value established on the last Valuation Date in the second calendar month preceding the Retirement Date. The number of Annuity Units, once determined, will remain fixed except as affected by the normal operation of the form of Annuity, or by a late Deposit. Late Deposit means a Deposit received by the Company after the Valuation Date in the second calendar month preceding the Retirement Date.

Annuity Unit Value

         On November 26, 1968, the value of an Annuity Unit was set at $1.00. Thereafter, at the end of each Valuation Period, the Annuity Unit value is established by multiplying the value of an Annuity Unit determined at the end of the immediately preceding Valuation Period by the Investment Performance Factor for the current Valuation Period, and then multiplying that product by an assumed earnings offset factor for the purpose of offsetting the effect of an investment earnings rate of 3.5% per annum which is assumed in the Annuity Conversion Rates for the Contracts. The result is then reduced by a charge for mortality and expense risks (see "Charges under the Contract" at page 11 of the Prospectus).

                               FEDERAL TAX MATTERS
Taxation of the Company

         The Company at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The Fund is treated as part of the Company and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. The Company does not expect to incur any Federal income tax liability with respect to investment income and net capital gains arising from the activities of the Fund retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the Fund for Federal income taxes. If, in future years, any Federal income taxes are incurred by the Company with respect to the Fund, then the Company may make a charge to the Fund.

         Under current laws, the Company may incur state and local taxes in certain jurisdictions. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes or reserves for such taxes, if any, attributable to the Fund.

TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B
                         REPORT OF INDEPENDENT AUDITORS

Unitholders and Board of Managers, Transamerica Occidental's Separate Account Fund B
Board of Directors, Transamerica Occidental Life Insurance Company


         We have audited the accompanying statement of assets and liabilities of Transamerica Occidental's Separate Account Fund B, including the portfolio of investments, as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights on page 9 of the Prospectus for each of the ten years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Occidental's Separate Account Fund B at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights on page 9 of the Prospectus for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.



Los Angeles, California






                                Ernst & Young LLP

TRANSAMERICA OCCIDENTAL SEPARATE ACCOUNT FUND B
CONSOLIDATED FINANCIAL STATEMENT
DECEMBER 31, 1997



                        TABLE OF ACCUMULATION UNIT VALUES


                      Accumulation
    End of Quarter     Unit Value
   ----------------  ------------
   December, 1987.    $  2.412006
   March, 1988....       2.686389
   June, 1988.....       2.933292
   September, 1988       3.012913
   December, 1988.       2.974378
   March, 1989....       3.222322
   June, 1989.....       3.704618
   September, 1989       4.126660
   December, 1989.       3.975169
   March, 1990....       3.879319
   June, 1990.....       4.124224
   September, 1990       3.268967
   December, 1990.       3.518587
   March, 1991....       4.337042
   June, 1991.....       4.288242
   September, 1991       4.480883
   December, 1991.       4.908113
   March, 1992....       4.895752
   June, 1992.....       4.798707
   September, 1992       4.981578
   December, 1992.       5.580041
   March, 1993....    $  5.893141
   June, 1993.....       6.139891
   September, 1993       6.868266
   December, 1993.       6.851062
   March, 1994....       6.629959
   June, 1994.....       6.325672
   September, 1994       6.905430
   December, 1994.       7.364882
   March, 1995....       8.376121
   June, 1995.....       9.806528
   September, 1995      11.275672
   December, 1995.      11.163517
   March, 1996....      11.495829
   June, 1996.....      12.356950
   September, 1996      13.007681
   December, 1996.      14.289273
   March, 1997....      14.574090
   June, 1997.....      18.948025
   September, 1997      22.762719
   December, 1997.      20.822981


The table above covers the period from December 31, 1987, to December 31, 1997. The results shown should not be considered a representation of the gain or loss which may be realized from an investment made in the Fund today.



                TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                            PORTFOLIO OF INVESTMENTS

                                DECEMBER 31, 1997


                                  Number
                                    of                                                         Market
                                  Shares                   Common Stock                       Value (1)
                                          BUSINESS SERVICES (4.31%)
                                101,576   First Data Corporation.........................   $  2,971,098
                                                                                            ------------
                                          CHEMICALS (5.35%)
                                 34,000   BetzDearborn, Inc..............................      2,076,108
                                 20,000   W. R. Grace & Company..........................      1,608,740
                                                                                            ------------
                                                                                               3,684,848
                                          COMPUTERS & BUSINESS EQUIPMENT (10.97%)
                                 90,000   Dell Computer Corporation*.....................      7,560,000
                                                                                            ------------
                                          CONGLOMERATES (4.37%)
                                 30,000   Gillette Company...............................      3,013,110
                                                                                            ------------
                                          CONTAINERS & PACKAGING (2.24%)
                                 25,000   Sealed Air Corporation.........................      1,543,750
                                                                                            ------------
                                          ELECTRICAL EQUIPMENT (2.22%)
                                 45,000   Millipore Corporation..........................      1,527,165
                                                                                            ------------
                                          ELECTRONICS (12.53%)
                                100,000   Applied Materials, Inc.*.......................      3,012,500
                                 80,000   Intel Corporation..............................      5,620,000
                                                                                            ------------
                                                                                               8,632,500
                                          FINANCIAL SERVICES (17.51%)
                                127,500   Charles Schwab Corporation.....................      5,346,967
                                 52,500   Franklin Resources, Inc........................      4,564,193
                                200,000   Moneygram Payment Systems, Inc.*...............      2,150,000
                                                                                            ------------
                                                                                              12,061,160
                                          HOTELS & RESTAURANTS (6.24%)
                                 80,000   Host Marriott Corporation*.....................   $  1,570,000
                                120,000   Mirage Resorts, Inc.*..........................      2,730,000
                                                                                            ------------
                                                                                               4,300,000
                                          LEISURE TIME (6.94%)
                                 33,000   Disney (Walt) Company..........................      3,269,046
                                 70,000   Pixar, Inc.....................................      1,513,750
                                                                                            ------------
                                                                                               4,782,796
                                          REAL ESTATE OPERATIONS (2.92%)
                                 45,000   CCA Prison Realty Trust........................      2,008,125
                                                                                            ------------
                                          RETAIL GROCERY (8.98%)
                                170,000   Fred Meyer Incorporated........................      6,183,750
                                                                                            ------------
                                          SOFTWARE (10.26%)
                                 40,000   Microsoft Corporation*.........................      5,170,000
                                 50,000   Transaction System Architects, Inc.*...........      1,900,000
                                                                                            ------------
                                                                                               7,070,000

                                          Total Common Stock (94.84%)....................     65,338,302
                                          Cash, Cash Equivalents and Receivables
                                          Less Liabilities (5.16%).......................      3,551,678
                                                                                            ------------


                                          NET ASSETS (100%)..............................     $68,889,980
                                                                                            =============

----------

(1) Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities.

 *   Indicates non-income producing stocks.

See notes to financial statements.

                TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                             STATEMENT OF NET ASSETS

                                December 31, 1997


                          ASSETS:
                          Investment in common stock  --  at market value (cost $24,200,854)..  $65,338,302
                          Cash and cash equivalents...........................................    1,757,875
                          Dividends and interest receivable...................................       39,505
                          Accounts receivable from sale of securities.........................    1,814,362
                                                                                                -----------
                               TOTAL ASSETS...................................................   68,950,044
                          LIABILITIES:
                          Due to Transamerica Occidental's general account....................       60,064
                                                                                                -----------
                          NET ASSETS..........................................................  $68,889,980
                                                                                                ===========
                          Net assets attributable to variable annuity contractholders  --
                          3,273,091 units at                                                    $68,155,503
                            $20.822981 per unit...............................................
                          Reserves for retired annuitants (Note C)............................      734,477
                                                                                                -----------
                                                                                                $68,889,980

                       STATEMENT OF CHANGES IN NET ASSETS
                                                                                 Year ended December 31,
                                                                                  1997             1996
                                                                            ---------------  ----------
                         Net investment loss..............................    $  (565,561)     $  (321,912)
                         Net realized gain from security transactions.....      7,534,255        5,630,822
                         Net unrealized gain on investments...............     15,133,358        5,719,838
                                                                              -----------      -----------
                         Net increase in Net Assets resulting from             22,102,052       11,028,748
                         operations.......................................
                         Variable annuity deposits (net of sales and
                         administration                                            55,296           47,194
                           expenses and applicable state premium taxes)...
                         Payments to Contract Owners:
                           Annuity payments...............................        (48,722)         (33,516)
                           Terminations and withdrawals...................     (2,779,706)      (2,101,986)
                         Adjustment for mortality guarantees on retired            14,543           14,175
                                                                              -----------      -----------
                         annuitants.......................................
                         Total increase in Net Assets.....................     19,343,463        8,954,615
                         Net Assets at beginning of year..................     49,546,517       40,591,902
                                                                              -----------      -----------
                         Net Assets at end of year........................    $68,889,980      $49,546,517
                                                                              ===========      ===========

See notes to financial statements.

                TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

    STATEMENT OF OPERATIONS

 Year Ended December 31, 1997

     NET INVESTMENT INCOME
       INCOME:
          Dividends............................................  $    233,549
          Interest.............................................        25,447
                                                                 ------------
            Total investment income............................       258,996
                                                                 ------------
       EXPENSES (Note A):
          Investment management services.......................       189,856
          Mortality and expense risk charges...................       634,701
                                                                 ------------
            Total expenses.....................................       824,557
                                                                 ------------
       Net investment loss.....................................      (565,561)
                                                                 ------------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
       Net realized gain from security transactions............     7,534,255
       Net unrealized gain on investments......................    15,133,358
                                                                 ------------
       Net realized and unrealized gain on investments.........    22,667,613
                                                                 ------------
             Net increase in Net Assets resulting from            $ 22,102,052
                                                                  ============
      operations................................................

See notes to financial statements.

                TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                          NOTES TO FINANCIAL STATEMENTS

NOTE A  --  ACCOUNTING POLICIES

    The Fund is registered under the Investment Company Act of 1940 as an open-end diversified investment company. The Fund's investment objective is long-term capital growth.

    The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as additional information becomes known which could impact the amounts reported and disclosed herein.

Investment in Securities

    Common stocks are valued at the last closing price for securities traded on a national stock exchange and the bid price for unlisted securities. The cost of securities purchased (excluding short-term investments) and proceeds from sales aggregated $9,429,693 and $15,924,879, respectively, in 1997. The Fund had gross unrealized gains of $41,137,448 at December 31, 1997 related to these investments. Realized gains and losses on investments are determined using the average cost method.

Cash Equivalents

    Cash equivalents consist of money market funds invested daily from excess cash balances on deposit.

Federal Income Taxes

    Operations of the Fund will form a part of, and be taxed with, those of Transamerica Occidental Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Transamerica Occidental Life will not charge the Fund for income taxes applicable to its investment in the Fund. Under current law, income from assets maintained in the Fund for the exclusive benefit of Participants is in general not subject to federal income tax.

Expenses

    The value of the Fund has been reduced by charges on each Valuation Date for investment management services on the basis of an annual rate of 0.3% and mortality and expense risks on the basis of an annual rate of 1.0%. These charges are paid to Transamerica Occidental Life.

Other

    The Fund follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

NOTE B -- TRANSAMERICA OCCIDENTAL LIFE INVESTMENT

    As of December 31, 1997, Transamerica Occidental Life had deposited $2,000,000 (current fund value of $44,508,226) in the Fund under an amendment to the California Insurance Code which permits domestic life insurers to allocate amounts to such accounts. Transamerica Occidental Life is entitled to withdraw all but $100,000 of its proportionate share of the Fund, in whole or in part, at any time.

NOTE C -- RESERVES FOR RETIRED ANNUITANTS

    Reserves for retired annuitants are computed using The Annuity Table for 1949, ultimate, one year age set back and an assumed investment earnings rate of 3 1/2%.

NOTE D -- REMUNERATION

    No remuneration was paid during 1997 by Transamerica Occidental's Separate Account Fund B to any member of the Board of Managers or officer of Fund B or any affiliated person of such members or officers.

FINANCIAL HIGHLIGHTS

    Selected data for an accumulation unit outstanding throughout each year are as follows:

                                                            1997        1996         1995        1994       1993
                                                         ----------  ----------   ----------  ---------  -------
                  Investment income....................  $    .077   $    .071    $    .044   $   .040   $   .046
                  Expenses.............................      0.244        .163         .125       .089       .081
                                                         ---------   ---------    ---------   --------   --------
                  Net investment (loss) income.........     (0.167)      (.092)       (.081)     (.049)     (.035)
                  Net realized and unrealized gain on
                    investments........................      6.701       3.217        3.880       .563      1.306
                                                         ---------   ---------    ---------   --------   --------
                       Net increase in accumulation
                  unit                                       6.534       3.125        3.799       .514      1.271
                         value.........................
                  Accumulation unit value:
                    Beginning of year..................     14.289      11.164        7.365      6.851      5.580
                                                         ---------   ---------    ---------   --------   --------
                    End of year........................  $  20.823   $  14.289    $  11.164   $  7.365   $  6.851
                                                         =========   =========    =========   ========   ========
                  Ratio of expenses to average
                  accumulation                                1.33%       1.31%        1.32%      1.31%      1.30%
                    fund balance.......................
                  Ratio of net investment (loss)
                  income to                                  (0.91)%     (0.74)%      (0.86)%    (0.72)%    (0.57)%
                    average accumulation fund balance..
                  Portfolio turnover...................      15.21%      32.94%       17.17%     30.62%     41.39%
                  Number of accumulation units
                  outstanding                               3,273       3,431        3,598      3,749      3,820
                    at end of year (000 omitted).......


                TRANSAMERICA OCCIDENTAL'S SEPARATE ACCOUNT FUND B

                         REPORT OF INDEPENDENT AUDITORS

Unitholders and Board of Managers, Transamerica Occidental's
   Separate Account Fund B
Board of Directors, Transamerica Occidental Life Insurance Company

We have audited the accompanying statement of net assets of Transamerica Occidental's Separate Account Fund B, including the portfolio of investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Transamerica Occidental's Separate Account Fund B at December 31, 1997, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.




/s/ Ernst & Young LLP



Charlotte, North Carolina
February 12, 1998

      TRANSAMERICA
OCCIDENTAL'S SEPARATE
     ACCOUNT FUND B

   Managers and Officers

RICHARD N. LATZER, Manager
DONALD E. CANTLAY, Manager
DeWAYNE W. MOORE, Manager
GARY U. ROLLE, Chairman of the Board
PETER J. SODINI, Manager
BARBARA A. KELLEY, President
MATT R. COBEN, Vice President
SALLY S. YAMADA, Treasurer and Assistant
Secretary
THOMAS M. ADAMS, Secretary
REGINA M. FINK, Assistant Secretary

Distributor:

Transamerica Financial Resources, Inc.
1150 South Olive
Los Angeles, California  90015-2211
Tel. (800) 245-8250

Custodian:

Mellon Bank Securities Trust
1 Mellon Bank Ctr.
Pittsburgh, PA 15258
Tel. (800) 234-6356

Ernst & Young LLP
One Independence Center
101 N. Tryon St., Suite 1100
Charlotte, NC 28246
Tel. (704) 372-6300

Transamerica Occidental
Life Insurance Company
Annuity Service Center
P.O. Box 31848
Charlotte, NC 28231-1848
800 258-4260



[TRANSAMERICA OCCIDENTAL LIFE LOGO]

This report cannot be used as sales literature.

[INDEPENDENT EQUITY INVESTMENT FUND CONTRACTS LOGO]

TRANSAMERICA
OCCIDENTAL'S
SEPARATE
ACCOUNT FUND B
ANNUAL FINANCIAL
REPORT
DECEMBER 31, 1997

                    Audited Consolidated Financial Statements



         Transamerica Occidental Life Insurance Company and Subsidiaries


                                December 31, 1997

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Audited Consolidated Financial Statements

December 31, 1997






Audited Consolidated Financial Statements

Report of Independent Auditors...................  1
Consolidated Balance Sheet.......................  2
Consolidated Statement of Income.................  3
Consolidated Statement of Shareholder's Equity...  4
Consolidated Statement of Cash Flows.............  5
Notes to Consolidated Financial Statements.......  6

4367:Folder T
04/22/98  3:30 PM




                                           REPORT OF INDEPENDENT AUDITORS



Board of Directors
Transamerica Occidental Life Insurance Company


We have audited the accompanying consolidated balance sheet of Transamerica Occidental Life Insurance Company and Subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Transamerica Occidental Life Insurance Company and Subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


January 23, 1998

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEET


                                                                                       December 31
                                                                             1997                     1996
                                                                    ---------------------    -------------
                                                                                 (In thousands, except
                                                                                    for share data)
ASSETS

Investments:
   Fixed maturities available for sale                              $          29,231,998    $          26,980,676
   Equity securities available for sale                                           791,221                  471,734
   Mortgage loans on real estate                                                  706,939                  716,669
   Real estate                                                                     19,633                   24,876
   Policy loans                                                                   451,023                  442,607
   Other long-term investments                                                     69,793                   66,686
   Short-term investments                                                         324,672                  135,726
                                                                    ---------------------    ---------------------
                                                                               31,595,279               28,838,974
Cash                                                                               36,656                   35,817
Accrued investment income                                                         481,913                  404,866
Accounts receivable                                                               294,542                  297,967
Reinsurance recoverable on paid and unpaid losses                                 920,847                  829,653
Deferred policy acquisitions costs                                              2,102,588                2,138,203
Other assets                                                                      299,500                  256,382
Separate account assets                                                         5,494,703                3,527,950
                                                                    ---------------------    ---------------------

                                                                    $          41,226,028    $          36,329,812
                                                                    =====================    =====================

LIABILITIES AND SHAREHOLDER'S EQUITY

Policy liabilities:
   Policyholder contract deposits                                   $          24,061,811    $          22,718,955
   Reserves for future policy benefits                                          5,468,611                5,275,149
   Policy claims and other                                                        557,822                  502,331
                                                                    ---------------------    ---------------------
                                                                               30,088,244               28,496,435

Income tax liabilities                                                            814,088                  388,852
Accounts payable and other liabilities                                            482,716                  560,663
Separate account liabilities                                                    5,494,703                3,527,950
                                                                    ---------------------    ---------------------
                                                                               36,879,751               32,973,900
Shareholder's equity:
  Common stock ($12.50 par value):
    Authorized--4,000,000 shares
    Issued and outstanding--2,206,933 shares                                       27,587                   27,587
  Additional paid-in capital                                                      422,342                  335,619
  Retained earnings                                                             2,738,151                2,467,406
  Foreign currency translation adjustments                                        (33,440)                 (24,472)
  Net unrealized investment gains                                               1,191,637                  549,772
                                                                    ---------------------    ---------------------
                                                                                4,346,277                3,355,912
                                                                    ---------------------    ---------------------

                                                                    $          41,226,028    $          36,329,812

                                                                    =====================    =====================

See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF INCOME




                                                                                 Year Ended December 31
                                                                        1997             1996             1995
                                                                  ---------------  ---------------  ----------
                                                                                     (In thousands)

Revenues:
   Premiums and other considerations                              $     1,777,371  $     1,641,985  $     1,663,576
   Net investment income                                                2,165,565        2,077,232        1,972,759
   Net realized investment gains                                           40,263           17,471           28,112
                                                                  ---------------  ---------------  ---------------
             TOTAL REVENUES                                             3,983,199        3,736,688        3,664,447


Benefits:
   Benefits paid or provided                                            2,727,064        2,558,792        2,439,156
   Increase in policy reserves and liabilities                             59,246           57,968          236,205
                                                                  ---------------  ---------------  ---------------
                                                                        2,786,310        2,616,760        2,675,361

Expenses:
   Amortization of deferred policy acquisition costs                       265,264         235,180          182,123
   Salaries and salary related expenses                                    165,768         158,699          145,681
   Other expenses                                                         284,220          224,084          200,339
                                                                  ---------------  ---------------  ---------------
                                                                          715,252          617,963          528,143
                                                                  ---------------  ---------------  ---------------
                                 TOTAL BENEFITS AND EXPENSES            3,501,562        3,234,723        3,203,504
                                                                  ---------------  ---------------  ---------------

                                  INCOME BEFORE INCOME TAXES              481,637          501,965          460,943

Provision for income taxes                                                149,581          164,685          149,647
                                                                  ---------------  ---------------  ---------------

                                                  NET INCOME      $       332,056  $       337,280  $       311,296
                                                                  ===============  ===============  ===============



See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY

                                                                                                                     Net
                                                                                                    Foreign      Unrealized
                                                                   Additional                      Currency      Investment
                                             Common Stock            Paid-in      Retained        Translation       Gains
                                          Shares        Amount       Capital      Earnings        Adjustments     (Losses)
                                                                (In thousands, except for share data)

Balance at January 1, 1995               2,206,933   $   27,587   $   319,279  $   1,921,232    $   (28,347)  $   (321,460)

   Net income                                                                        311,296
   Capital contributions from                                          14,299
     parent
   Dividends declared                                                                (61,116)
   Change in foreign currency
     translation adjustments                                                                          4,729
   Change in net unrealized
     investment gains                                                                                            1,260,392

Balance at December 31, 1995             2,206,933       27,587       333,578      2,171,412        (23,618)       938,932

   Net income                                                                        337,280
   Capital contributions from
     parent                                                             2,041
   Dividends declared                                                                (41,286)
   Change in foreign currency
     translation adjustments                                                                           (854)
   Change in net unrealized
     investment gains                                                                                             (389,160)

Balance at December 31, 1996             2,206,933       27,587       335,619      2,467,406        (24,472)       549,772

   Net income                                                                        332,056
   Capital transactions with
     parent                                                            86,723
   Dividends declared                                                                (61,311)
   Change in foreign currency
     translation adjustments                                                                         (8,968)
   Change in net unrealized
     investment gains                                                                                              641,865

Balance at December 31, 1997             2,206,933   $   27,587   $   422,342  $   2,738,151    $   (33,440)  $  1,191,637
                                      ============   ==========   ===========  =============    ============  ============



See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENT OF CASH FLOWS


                                                                                     Year Ended December 31
                                                                           1997              1996               1995
                                                                     ---------------   ----------------   ----------
                                                                                        (In thousands)
OPERATING ACTIVITIES
   Net income                                                        $       332,056   $       337,280    $       311,296
   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Changes in:
         Reinsurance recoverable                                             (91,194)          (73,328)           (466,669)
         Accounts receivable                                                 (15,983)         (159,309)            (58,866)
         Policy liabilities                                                1,102,246           949,108           1,273,723
         Other assets, accounts payable and other
           liabilities, and income taxes                                     (89,954)          (32,662)           (252,362)
       Policy acquisition costs deferred                                    (467,730)         (388,003)           (381,806)
       Amortization of deferred policy acquisition costs                     256,303           268,770             191,313
       Net realized gains on investment transactions                         (31,302)          (51,061)            (37,302)
       Other                                                                 (64,651)          (15,758)           (22,862)
                                                                     ---------------   ---------------    ---------------

                                            NET CASH PROVIDED BY
                                            OPERATING ACTIVITIES             929,791           835,037             556,465


INVESTMENT ACTIVITIES
   Purchases of securities                                                (9,825,763)       (7,362,635)         (5,667,539)
   Purchases of other investments                                           (127,437)         (334,895)           (330,503)
   Sales of securities                                                     8,193,409         5,064,780           3,587,367
   Sales of other investments                                                129,671           175,001             155,084
   Maturities of securities                                                  559,361           506,941             341,485
   Net change in short-term investments                                     (188,946)           75,774             (67,337)
   Other                                                                     (53,478)          (21,358)           (35,384)
                                                                     ---------------   ---------------    ---------------

                                                NET CASH USED IN
                                            INVESTING ACTIVITIES          (1,313,183)       (1,896,392)         (2,016,827)


FINANCING ACTIVITIES
   Additions to policyholder contract deposits                             6,851,644         6,260,653           5,151,428
   Withdrawals from policyholder contract deposits                        (6,411,213)       (5,173,419)         (3,624,044)
   Capital contributions from parent                                           3,800                 -                   -
   Dividends paid to parent                                                  (60,000)          (40,000)           (60,000)
                                                                     ---------------   ---------------    ---------------

                                            NET CASH PROVIDED BY
                                            FINANCING ACTIVITIES             384,231         1,047,234          1,467,384
                                                                     ---------------   ---------------    ---------------

                                     INCREASE (DECREASE) IN CASH                 839           (14,121)              7,022

Cash at beginning of year                                                     35,817            49,938             42,916
                                                                     ---------------   ---------------    ---------------

                                             CASH AT END OF YEAR     $        36,656   $        35,817    $        49,938
                                                                     ===============   ===============    ===============


See notes to consolidated financial statements.

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1997


NOTE A--SIGNIFICANT ACCOUNTING POLICIES

Business: Transamerica Occidental Life Insurance Company ("TOLIC") and its subsidiaries (collectively, the "Company"), engage in providing life insurance, pension and annuity products, reinsurance, structured settlements and investments, which are distributed through a network of independent and company-affiliated agents and independent brokers. The
Company's customers are primarily in the United States and Canada.

Basis of Presentation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles which differ from statutory accounting practices prescribed or permitted by regulatory authorities.

Reclassifications: Certain reclassifications of 1996 and 1995 amounts have been made to conform to the 1997
-----------------
presentation.

Use of Estimates: Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgment. Actual results could differ from those estimates.

New Accounting Standards: In June of 1997, the Financial Accounting Standards Board issued a new standard on reporting comprehensive income, which establishes standards for reporting and displaying comprehensive income and its components in the financial statements. This standard is effective for interim and annual periods beginning after December 15, 1997. Reclassification of financial statements for all periods presented will be required upon adoption. Application of this statement will not change recognition or measurement of net income and, therefore, will not impact the Company's consolidated results of operations or financial position.

In 1997, the Company adopted the Financial Accounting Standards Board's new standard on accounting for transfers of financial assets, servicing of financial assets and extinguishment of liabilities. The standard requires that a transfer of financial assets be accounted for as a sale only if certain specified conditions for surrender of control over the transferred assets exist. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1996, the Company adopted the Financial Accounting Standards Board's new standard on accounting for the impairment of long-lived assets and for long-lived assets to be disposed of. The standard requires that an impaired long-lived asset be measured based on the fair value of the asset to be held and used or the fair value less cost to sell of the asset to be disposed of. There was no material effect on the consolidated financial position or results of operations of the Company.

In 1995, the Company adopted the Financial Accounting Standards Board's standard on accounting for impairment of loans, which requires that an impaired loan be measured based on the present value of expected cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent. There was no material effect on the consolidated financial position or results of operations of the Company.

Principles of Consolidation: The consolidated financial statements of the Company include the accounts of TOLIC and its subsidiaries, all of which operate primarily in the life insurance industry. TOLIC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a wholly owned subsidiary of Transamerica Corporation. All significant intercompany balances and transactions have been eliminated in consolidation.

Investments:  Investments are reported on the following bases:

       Fixed maturities--All debt securities, including redeemable preferred stocks, are classified as available for sale and carried at fair value. The Company does not carry any debt securities principally for the purpose of trading. Prepayments are considered in establishing amortization periods for premiums and discounts and amortized cost is further adjusted for other-than-temporary fair value declines. Derivative instruments are also reported as a component of fixed maturities and are carried at fair value if designated as hedges of securities available for sale or at amortized cost if designated as hedges of liabilities. See Note K - Financial Instruments.

       Equity securities available for sale (common and nonredeemable preferred stocks)--at fair value. The Company does not carry any equity securities principally for the purpose of trading.

       Mortgage  loans  on  real  estate--at   unpaid  balances,   adjusted  for
       amortization  of  premium  or  discount,   less  allowance  for  possible
       impairment.

       Real estate--Investment real estate that the Company intends to hold for the production of income is carried at depreciated cost less allowance for possible impairment. Properties held for sale, primarily foreclosed assets, are carried at the lower of depreciated cost or fair value less estimated selling costs.

       Policy loans--at unpaid balances.

       Other  long-term   investments--at  cost,  less  allowance  for  possible
impairment.

       Short-term investments--at cost, which approximates fair value.

Realized gains and losses on disposal of investments are determined generally on a specific identification basis. The Company reports realized gains and losses on investment transactions in the accompanying consolidated statement of income, net of the amortization of deferred policy acquisition costs when such amortization results from the realization of gains or losses other than as originally anticipated on the sale of investments associated with interest-sensitive products. Changes in fair values of fixed maturities available for sale and equity securities available for sale are included in net unrealized investment gains or losses after adjustment of deferred policy acquisition costs and reserves for future policy benefits, net of deferred income taxes, as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Deferred Policy Acquisition Costs (DPAC): Certain costs of acquiring new and renewal insurance contracts, principally commissions, medical examination and inspection report fees, and certain variable underwriting, issue and field office expenses, all of which vary with and are primarily related to the production of such business, have been deferred. DPAC for non-traditional life and investment-type products are amortized over the life of the related policies in relation to estimated future gross profits. DPAC for traditional life insurance products are amortized over the premium-paying period of the related policies in proportion to premium revenue recognized, using principally the same assumptions used for computing future policy benefit reserves. DPAC related to non-traditional and investment type products are adjusted as if unrealized gains or losses on securities available for sale were realized. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Separate Accounts: The Company administers segregated asset accounts for certain holders of universal life policies, variable annuity contracts, and other pension deposit contracts. The assets held in these Separate Accounts are invested primarily in fixed maturities, equity securities, other marketable securities, and short-term investments. The Separate Account assets are stated at fair value and are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the contract holders. Accordingly, investment income and realized gains and losses attributable to Separate Accounts are not reported in the Company's results of operations.

Policyholder Contract Deposits: Non-traditional life insurance products include universal life and other interest-sensitive life insurance policies. Investment-type products include single and flexible premium deferred annuities, single premium immediate annuities, guaranteed investment contracts, and other group pension deposit contracts that do not have mortality or morbidity risk. Policyholder contract deposits on non-traditional life insurance and investment-type products represent premiums received plus accumulated interest, less mortality charges on universal life products and other administration charges as applicable under the contract. Interest credited to these policies ranged from 3.0% to 9.7% in 1997 and 2.6% to 9.8% in 1996 and 2.8% to 10% in
1995.

Reserves for Future Policy Benefits: Traditional life insurance products primarily include those contracts with fixed and guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. The reserve for future policy benefits for traditional life insurance products has been provided on a net-level premium method based upon estimated investment yields, withdrawals, mortality, and other assumptions which were appropriate at the time the policies were issued. Such estimates are based upon past experience with a margin for adverse deviation. Interest assumptions range from 2.25% in earlier years to 11.82%. Reserves for future policy benefits are evaluated as if unrealized gains or losses on securities available for sale were realized and adjusted for any resultant premium deficiencies. Changes in such adjustments are included in net unrealized investment gains or losses on an after tax basis as a separate component of shareholder's equity and, accordingly, have no effect on net income.

Foreign Currency Translation: The effect of changes in exchange rates in translating the foreign subsidiary's financial statements is accumulated as a separate component of shareholder's equity, net of applicable income taxes. Aggregate transaction adjustments included in income were not significant for 1997, 1996 or 1995.

Recognition of Revenue and Costs: Traditional life insurance contract premiums are recognized as revenue over the premium-paying period, with reserves for future policy benefits established from such premiums.

Revenues for universal life and investment products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees, and surrender charges assessed against policyholder account balances during the period. Expenses related to these products consist of interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Claim reserves include provisions for reported claims and claims incurred but not reported.

Reinsurance: Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Yearly renewable term reinsurance is accounted for the same as direct business. The receivables and payables under certain modified coinsurance arrangements are presented on a net basis to the extent that such receivables and payables are with the same ceding company. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. The ceded amounts related to policy liabilities have been reported as an asset.

Income Taxes: TOLIC and its domestic subsidiaries are included in the consolidated federal income tax returns filed by Transamerica Corporation, which by the terms of a tax sharing agreement generally requires TOLIC to accrue and settle income tax obligations in amounts that would result if TOLIC filed separate tax returns with federal taxing authorities.

Deferred income taxes arise from temporary differences between the bases of assets and liabilities for financial reporting purposes and income tax purposes, based on enacted tax rates in effect for the years in which the temporary differences are expected to reverse.

Fair Values of Financial Instruments: Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded and private placements, fair values are estimated using values obtained from independent pricing services. Fair values for derivative instruments, including off-balance-sheet instruments, are estimated using values obtained from independent pricing services.

Fair values for equity securities are based on quoted market prices.

Fair values for mortgage loans on real estate and policy loans are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for calculation purposes.

The carrying amounts of short-term investments, cash, and accrued investment income approximate their fair value.

Fair values for liabilities under investment-type contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered by similar contracts with maturates consistent with those remaining for the contracts being valued. The liabilities under investment-type contracts are included in policyholder contract deposits in the accompanying consolidated balance sheet.

NOTE B--INVESTMENTS

The cost and fair value of fixed maturities available for sale and equity securities are as follows (in thousands):

                                                                         Gross             Gross
                                                                      Unrealized        Unrealized            Fair
                                                       Cost              Gain              Loss               Value
December 31, 1997

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                   $        273,949  $         78,390  $              -   $        352,339
   Obligations of states and political
     subdivisions                                         219,391            16,765                31            236,125
   Foreign governments                                     81,425             6,996                 2             88,419
   Corporate securities                                18,596,027         1,438,385            57,729         19,976,683
   Public utilities                                     4,017,154           340,580               811          4,356,923
   Mortgage-backed securities                           3,795,464           342,805             1,977          4,136,292
   Redeemable preferred stocks                             69,773            24,326             8,882             85,217
                                                 ----------------  ----------------  ----------------   ----------------

                      Total fixed maturities     $     27,053,183  $      2,248,247  $         69,432   $     29,231,998
                                                 ================  ================  ================   ================

   Equity securities                             $        309,637  $        488,322  $          6,738   $        791,221
                                                 ================  ================  ================   ================

December 31, 1996

   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies                   $        288,605  $         25,118  $          1,628   $        312,095
   Obligations of states and political
     subdivisions                                         258,596             8,508               538            266,566
   Foreign governments                                    110,283             4,479               520            114,242
   Corporate securities                                15,171,041           779,904           108,999         15,841,946
   Public utilities                                     4,462,063           203,604            35,769          4,629,898
   Mortgage-backed securities                           5,548,067           252,094            56,293          5,743,868
   Redeemable preferred stocks                             66,856            10,281             5,076             72,061
                                                 ----------------  ----------------  ----------------   ----------------

                      Total fixed maturities     $     25,905,511  $      1,283,988  $        208,823   $     26,980,676
                                                 ================  ================  ================   ================

   Equity securities                             $        199,494  $        281,418  $          9,178   $        471,734
                                                 ================  ================  ================   ================


The cost and fair value of fixed maturities available for sale at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

                                                                                             Fair
                                                                          Cost               Value
     Maturity

     Due in 1998                                                    $        494,969   $        510,261
     Due in 1999-2002                                                      3,877,467          4,019,436
     Due in 2003-2007                                                      5,908,618          6,249,016
     Due after 2007                                                       12,906,892         14,231,776
                                                                    ----------------   ----------------
                                                                          23,187,946         25,010,489
     Mortgage-backed securities                                            3,795,464          4,136,292
     Redeemable preferred stock                                               69,773             85,217
                                                                    ----------------   ----------------

                                                                    $     27,053,183   $     29,231,998
                                                                    ================   ================

The components of the carrying value of real estate are as follows (in thousands):

                                                                          1997               1996
                                                                    ---------------    ----------

     Investment real estate                                         $         18,806   $         22,814
     Properties held for sale                                                    827              2,062
                                                                    ----------------   ----------------

                                                                    $         19,633   $         24,876
                                                                    ================   ================

As of December 31, 1997, the Company held a total investment in one issuer, other than the United States Government or a Unites States Government agency or authority, which exceeded 10% of total shareholder's equity as follows (in thousands):

Name of Issuer                                Carrying Value

Hill Street Funding                        $        516,822

The carrying value of those assets that were on deposit with public officials in compliance with regulatory requirements was $21.7 million at December 31, 1997.

Net investment income by major investment category is summarized as follows (in thousands):

                                                              1997               1996              1995
                                                        ----------------   ----------------  ----------

     Fixed maturities                                   $      2,096,543   $      2,005,764  $      1,904,519
     Equity securities                                             5,339              5,458             3,418
     Mortgage loans on real estate                                62,877             58,165            40,702
     Real estate                                                 (11,110)            (7,435)            3,209
     Policy loans                                                 28,080             27,012            25,641
     Other long-term investments                                     511                978             2,353
     Short-term investments                                       12,770             10,616            13,286
                                                        ----------------   ----------------  ----------------
                                                               2,195,010          2,100,558         1,993,128
     Investment expenses                                         (29,445)           (23,326)          (20,369)
                                                        -----------------  ----------------  ----------------

                                                        $      2,165,565   $      2,077,232  $      1,972,759
                                                        ================   ================  ================

Significant components of net realized investment gains are as follows (in thousands):

                                                              1997               1996              1995
                                                        ----------------   ----------------  ----------

     Net gains (losses) on disposition of investments in:
          Fixed maturities                              $        (21,484)  $         40,967  $         52,889
          Equity securities                                       59,834             15,750             5,637
          Other                                                   (1,410)             3,424             2,327
                                                        ----------------   ----------------  ----------------
                                                                  36,940             60,141            60,853
     Provision for impairment                                     (5,638)            (9,080)          (23,551)
     Accelerated amortization of DPAC                              8,961            (33,590)           (9,190)
                                                        ----------------   ----------------  ----------------

                                                        $         40,263   $         17,471  $         28,112
                                                        ================   ================  ================

The components of net gains (losses) on disposition of investment in fixed maturities are as follows (in thousands):
                                                              1997               1996              1995

     Gross gains                                        $         82,452   $         74,817  $         61,504
     Gross losses                                               (103,936)           (33,850)           (8,615)
                                                        ----------------   ----------------  ----------------

                                                        $        (21,484)  $         40,967  $         52,889
                                                        =================  ================  ================

Proceeds from disposition of investment in fixed maturities available for sale were $7,896.5 million in 1997, $4,969.2 million in 1996 and $3,461.1 million in 1995.

The costs of certain investments have been reduced by the following allowances for impairment in value (in thousands):

                                                                               December 31
                                                                         1997               1996
                                                                  ----------------   -----------

     Fixed maturities                                             $         64,168   $         54,160
     Mortgage loans on real estate                                          24,508             22,654
     Real estate                                                             5,854              9,146
     Other long-term investments                                             5,900             11,025
                                                                  ----------------   ----------------

                                                                  $        100,430   $         96,985
                                                                  ================   ================

The  components  of  net  unrealized   investment   gains  in  the  accompanying
consolidated balance sheet are as follows (in thousands):

                                                                               December 31
                                                                         1997              1996
                                                                  ----------------   ----------
     Unrealized gains on investment in:
        Fixed maturities                                          $      2,178,815   $      1,075,165
        Equity securities                                                  481,584            272,240
                                                                  ----------------   ----------------
                                                                         2,660,399          1,347,405
     Fair value adjustments to:
        DPAC                                                              (546,111)          (306,602)
        Reserves for future policy benefits                               (281,000)          (195,000)
                                                                  ----------------   ----------------
                                                                          (827,111)          (501,602)
     Related deferred taxes                                               (641,651)          (296,031)
                                                                  ----------------   ----------------

                                                                  $      1,191,637   $        549,772
                                                                  ================   ================


NOTE C--DEFERRED POLICY ACQUISITION COSTS (DPAC)

Significant components of changes in DPAC are as follows (in thousands):

                                                                 1997               1996              1995
                                                          -----------------  ----------------  -----------

     Balance at beginning of year                         $      2,138,203   $     1,974,211   $      2,480,474

        Amounts deferred:
          Commissions                                              352,300           290,512            298,698
          Other                                                    115,431            97,491             83,108
        Amortization attributed to:
          Net gain on disposition of investments                     8,961           (33,590)            (9,190)
          Operating income                                        (265,264)         (235,180)          (182,123)
        Fair value adjustment                                     (239,509)           48,969           (706,915)
        Foreign currency translation adjustment                     (7,534)           (4,210)            10,159
                                                          -----------------  ---------------   ----------------

     Balance at end of year                               $      2,102,588   $     2,138,203   $      1,974,211

                                                          ================   ===============   ================


NOTE D--POLICY LIABILITIES

Components of policyholder contract deposits are as follows (in thousands):

                                                                                 December 31
                                                                           1997               1996
                                                                    ----------------   -----------

     Liabilities for investment-type products                       $    19,297,966    $    18,126,119
     Liabilities for non-traditional life insurance
        products                                                          4,763,845          4,592,836
                                                                    ---------------    ---------------

                                                                    $    24,061,811    $    22,718,955
                                                                    ===============    ===============

Reserves for future policy benefits were evaluated as if the unrealized gains on securities available for sale had been realized and adjusted for resultant premium deficiencies by $281 million as of December 31, 1997, $195 million as of December 31, 1996 and $339 million as of December 31, 1995.

NOTE E--INCOME TAXES

Components of income tax liabilities are as follows (in thousands):

                                                                                 December 31
                                                                           1997               1996
                                                                    ----------------   -----------

     Current tax liabilities (receivables)                          $         44,510   $        (13,752)
     Deferred tax liabilities                                                769,578            402,604
                                                                    ----------------   ----------------

                                                                    $        814,088   $        388,852
                                                                    ================   ================

Significant components of deferred tax liabilities (assets) are as follows (in thousands):

                                                                                 December 31
                                                                           1997               1996
                                                                    ----------------   -----------

     Deferred policy acquisition costs                              $        783,624   $        726,011
     Unrealized investment gains                                             641,651            296,031
                                                                    ----------------   ----------------
        Total deferred tax liabilities                                     1,425,275          1,022,042

     Life insurance policy liabilities                                      (613,874)          (578,823)
     Provision for impairment of investments                                 (35,151)           (33,945)
     Other-net                                                                (6,672)            (6,670)
                                                                    -----------------  -----------------
        Total deferred tax assets                                           (655,697)          (619,438)
                                                                    ----------------   ----------------

                                                                    $        769,578   $        402,604
                                                                    ================   ================

The Company offsets all deferred tax assets and liabilities and presents them in a single amount in the consolidated balance sheet.

Components of provision for income taxes are as follows (in thousands):

                                                                 1997               1996              1995
                                                          -----------------  ----------------  -----------

     Current tax expense                                  $        122,201   $         99,692  $       115,614
     Deferred tax expense (benefit):
        Domestic                                                    14,731             55,261           21,784
        Foreign                                                     12,649              9,732           12,249
                                                          ----------------   ----------------  ---------------

                                                          $        149,581   $        164,685  $       149,647
                                                          ================   ================  ===============



The differences between federal income taxes computed at the statutory rate and the provision for income taxes as reported are as follows (in thousands):

                                                                     1997              1996               1995
                                                              ----------------  ----------------   -----------

     Income before income taxes:
       Income from U.S. operations                            $       430,449   $       474,160    $       425,946
       Income from foreign operations                                  51,189            27,805             34,997
                                                              ---------------   ---------------    ---------------
                                                                      481,638           501,965            460,943
     Tax rate                                                              35%               35%                35%
                                                              ---------------   ---------------    ---------------
     Federal income taxes at statutory rate                           168,573           175,688            161,330
     Income not subject to tax                                         (3,284)           (2,262)              (685)
     Low income housing credits                                       (10,156)           (8,175)            (3,137)
     Other, net                                                        (5,552)             (566)            (7,861)
                                                              ---------------   ---------------    ---------------

                                                              $       149,581   $       164,685    $       149,647
                                                              ===============   ===============    ===============

Low income housing credits are recognized over the productive life of acquired assets. In 1995, the Company recognized a $4.4 million tax benefit related to the favorable settlement of a prior year tax matter.

Under the Life Insurance Company Income Tax Act of 1959, a portion of "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The balance in this account was frozen at December 31, 1983 pursuant to the Deficit Reduction Act of 1984. This amount becomes subject to tax when it exceeds a certain maximum or when cash dividends are paid therefrom. The policyholders' surplus account balance at December 31, 1997 was $138 million. At December 31, 1997, $2,179 million was available for payment of dividends without such tax consequences. No income taxes have been provided on the policyholders' surplus account since the conditions that would cause such taxes are remote.

Income taxes of $58.5 million, $149.1 million and $153.3 million were paid principally to the Company's parent in 1997, 1996 and 1995, respectively.


NOTE F--REINSURANCE

The Company is involved in both the cession and assumption of reinsurance with other companies. Risks are reinsured with other companies to permit the recovery of a portion of the direct losses, however, the Company remains liable to the extent the reinsuring companies do not meet their obligations under these reinsurance agreements.

The components of the Company's life insurance in force and premiums and other considerations are summarized as follows (in thousands):

                                                              Ceded to              Assumed
                                         Direct                 Other             from Other               Net
                                         Amount               Companies            Companies             Amount
1997
   Life insurance in force,
     at end of year               $        241,379,957  $       207,533,094  $       225,685,653  $       259,532,516
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,854,918  $         1,163,259  $         1,085,712  $         1,777,371
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,950,335  $           696,009  $           472,738  $         2,727,064
                                  ====================  ===================  ===================  ===================

1996
   Life insurance in force,
     at end of year               $        220,162,932  $       195,158,214  $       201,560,322  $       226,565,040
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,702,975  $         1,033,201  $           972,211  $         1,641,985
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,922,967  $         1,112,561  $           748,386  $         2,558,792
                                  ====================  ===================  ===================  ===================

1995
   Life insurance in force,
     at end of year               $        206,722,573  $       116,762,869  $       174,193,592  $       264,153,296
                                  ====================  ===================  ===================  ===================

   Premiums and other
     considerations               $          1,857,439  $         1,079,303  $           885,440  $         1,663,576
                                  ====================  ===================  ===================  ===================

   Benefits paid or
     provided                     $          2,803,213  $         1,065,545  $           701,488  $         2,439,156
                                  ====================  ===================  ===================  ===================



NOTE G--PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

Substantially all employees of the Company are covered by noncontributory defined pension benefit plans sponsored by the Company and the Retirement Plan for Salaried Employees of Transamerica Corporation and Affiliates. Pension benefits are based on the employee's compensation during the highest paid 60 consecutive months during the 120 months before retirement. Annual contributions to the plans generally include a provision for current service costs plus amortization of prior service costs over periods ranging from 10 to 30 years. Assets of the plans are invested principally in publicly traded stocks and bonds.

The Company's total pension costs (benefits) recognized for all plans were $(5.4) million in 1997, $(3.1) million in 1996 and $2.5 million in 1995, of which $(6.1) million in 1997, $(3.7) million in 1996 and $2.0 million in 1995, respectively, related to the plan sponsored by Transamerica Corporation. The plans sponsored by the Company are not material to the consolidated financial position of the Company.

The Company also participates in various contributory defined benefit programs sponsored by Transamerica Corporation that provide medical and certain other benefits to eligible retirees. Postretirement benefit costs charged to income were not significant in 1997, 1996 and 1995.


NOTE H--RELATED PARTY TRANSACTIONS

The Company has various transactions with Transamerica Corporation and certain of its other subsidiaries in the normal course of operations. These transactions include loans and advances, investments in a money market fund managed by an affiliated company, rental of space, and other specialized services. At December 31, 1997, pension funds administered for these related companies aggregated $1,467.4 million and the investment in an affiliated money market fund, included in short-term investments, was $91.1 million.

During 1996, the Company transferred certain below investment grade bonds with an aggregate book value of $424.9 million, including an aggregate interest receivable of $9.6 million, to a special purpose subsidiary of Transamerica Corporation in exchange for assets with a fair value of $438.9 million, comprised of collateralized higher-rated bond obligations of $413.9 million issued by the special purpose subsidiary and cash of $25 million. The excess of fair value of the consideration received over the book value of the bonds transferred is included in net realized investment gains.

During 1995, the Company transferred real estate with an aggregate book value of $27.7 million to an affiliate within the Transamerica Corporation group of consolidated companies in exchange for assets with a fair value of $49.7 million, comprising mortgage loans of $35.1 million and cash of $14.6 million. The excess of fair value of the consideration received over the book value of the real estates transferred, net of related tax payable to the parent, is included as a capital contribution.

During 1997, equity securities with a fair value of $177.2 million (cost of $55.5 million) were received from Transamerica Corporation. $50 million was used as a partial paydown on a $200 million note due from Transamerica Corporation. The excess of fair value over cost less the amount applied to the note was recorded as additional paid-in capital. The remaining balance on the note, which is due in 2013 and bears interest at 7%, is $150 million.

In addition, the Company received a capital contribution of $15 million from Transamerica Corporation.


NOTE I--REGULATORY MATTERS

TOLIC and its insurance subsidiaries are subject to state insurance laws and regulations, principally those of TOLIC and each subsidiary's state of incorporation. Such regulations include the risk-based capital requirement and the restriction on the payment of dividends. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of 10% of the Company's statutory capital and surplus as of the preceding year end or the Company's statutory net income from operations for the preceding year. The insurance department of the domiciliary state recognizes these amounts as determined in conformity with statutory accounting practices prescribed or permitted by the insurance department, which vary in some respects from generally accepted accounting principles. The Company's statutory net income and statutory capital and surplus which are represented by TOLIC's net income and capital and surplus are summarized as follows (in thousands):

                                                      1997                  1996                  1995
                                              -------------------   -------------------   ------------

     Statutory net income                     $            96,472    $           112,296   $           131,607
     Statutory capital and surplus, at
        end of year                                     1,556,228              1,249,045             1,115,691


NOTE J-COMMITMENTS AND CONTINGENCIES

The Company issues synthetic guaranteed investment contracts which guarantee, in exchange for a fee, the liquidity of pension plans to pay certain qualified benefits if other sources of plan liquidity are exhausted. Unlike traditional guaranteed investment contracts, the plan sponsor retains the credit risk in a synthetic contract while the Company assumes some limited degree of interest rate risk. To minimize the risk of loss, the Company underwrites these contracts based on plan sponsor agreement, at the inception of the contract, on investment guidelines to be followed, including overall portfolio credit and maturity requirements. Adherence to these investment requirements is monitored regularly by the Company. At December 31, 1997, commitments to maintain liquidity for benefit payments on notional amounts of $3.3 billion were outstanding compared to $1.9 billion at December 31, 1996.

The Company is subject to mandatory assessments by state guaranty funds to cover losses to policyholders of those insurance companies that are under regulatory supervision. Certain states allow such assessments to be used to reduce future premium taxes. The Company estimates and recognizes its obligation for guaranty fund assessments, net of premium tax deductions, based on the survey data provided by National Organization of Life and Health Insurance Guaranty Associations. At December 31, 1997 and 1996, the estimated exposures and the resultant accruals recorded were not material to the consolidated financial position or results of operations of the Company.

Substantially all leases of the Company are operating leases principally for the rental of real estate. Rental expenses for equipment and properties were $16.5 million in 1997, $20.6 million in 1996 and $25.3 million in 1995. The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1997 (in thousands):

Year ending December 31:
           1998                                           $ 15,115
           1999                                                      14,468
           2000                                                      12,208
           2001                                                      11,768
           2002                                                       6,874
       Later years                                                   55,597
                                                          --------------------

                                                          $ 116,030
                                                          ====================

The Company is a defendant in various legal actions arising from its operations. These include legal actions similar to those faced by many other major life insurers which allege damages related to sales practices for universal life policies sold between January 1981 and June 1996. In one such action, the Company and plaintiffs' counsel entered into a settlement which was approved on June 26, 1997. The settlement required prompt notification to affected policyholders. Administrative and policy benefit costs associated with the settlement of $31 million pre-tax have been accrued. Additional costs related to the settlement are not expected to be material and will be incurred over a period of years. Additional costs related to the settlement are not currently determinable. In the opinion of the Company, any ultimate liability which might result from other litigation would not have a materially adverse effect on the combined financial position of the Company or the results of its operations.

NOTE K--FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of financial instruments are as follows (in thousands):

                                                                                    December 31
                                                      -----------------------------------------
                                                                      1997                                1996
                                                      -----------------------------------    -----------------
                                                           Carrying             Fair           Carrying            Fair
                                                             Value              Value            Value             Value
Financial Assets:
   Fixed maturities available for sale                 $    29,231,998   $    29,231,998   $    26,980,676   $    26,980,676
   Equity securities available for sale                        791,221           791,221           471,734           471,734
   Mortgage loans on real estate                               706,939           774,556           716,669           770,122
   Policy loans                                                451,023           427,924           442,607           416,396
   Short-term investments                                      324,672           324,672           135,726           135,726
   Cash                                                         36,656            36,656            35,817            35,817
   Accrued investment income                                   481,913           481,913           404,866           404,866

Financial Liabilities:
   Liabilities for investment-type contracts:
     Single and flexible premium
       deferred annuities                                    6,779,951         6,261,707         6,962,501         6,400,632
     Single premium immediate annuities                      4,361,311         5,122,562         4,115,047         4,476,968
     Guaranteed investment contracts                         3,211,834         3,265,384         3,153,769         3,207,342
     Other deposit contracts                                 4,944,870         4,992,906         3,894,802         3,913,046

Off-balance-sheet assets (liabilities):
   Interest rate swap agreements designated
     as hedges of liabilities in a:
      Receivable position                                            -             8,189                 -            43,916
      Payable position                                               -            (5,247)                -            (5,485)

The Company enters into various interest rate agreements in the normal course of business, primarily as a means of managing its interest rate exposure in connection with asset and liability management.

Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded on an accrual basis as a component of benefits paid or provided. While the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate.

Interest rate floor and cap agreements generally provide for the receipt of payments in the event the average interest rates during a settlement period fall below specified levels under interest rate floor agreements or rise above specified levels under interest rate cap agreements. A swaption generally provides for an option to enter into an interest rate swap agreement in the event of unfavorable interest rate movements. These agreements generally require upfront premium payments. The costs of swaptions and interest rate floor and cap agreements are amortized over the contractual periods and resulting amortization expenses are included in net investment income. Any conditional receipts under these agreements are recorded on an accrual basis as a component of net investment income if designated as hedges of financial assets or as a component of benefits paid or provided if designated as hedges of financial liabilities.

Gains or losses on terminated interest rate agreements are deferred and amortized over the remaining life of the underlying assets or liabilities being hedged.

The  information  on  derivative   instruments  is  summarized  as  follows  (in
thousands):

                                                                         Aggregate         Weighted
                                                                         Notional           Average
                                                                          Amount          Fixed Rate        Fair Value
December 31, 1997
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
      Fixed rate interest                                           $        419,715          6.81%     $         1,820
      Floating rate interest                                                 280,905          6.48%               3,000
      Floating rate interest based on one index and
        receives floating rate interest based on
        another index                                                        337,371           -                   (320)
   Interest rate swap agreements designated as
     hedges of financial liabilities, where TLC pays:
      Fixed rate interest                                                          -            -                     -
      Floating rate interest                                               2,252,089          6.17%               4,507
      Floating rate interest based on one index and
        receives floating rate interest based on
        another index                                                        304,820           -                 (1,565)
   Interest rate floor agreements                                            560,500          6.46%              25,254
   Swaptions                                                               8,326,030          4.50%             103,018
   Others                                                                     29,117           -                 15,314

December 31, 1996
   Interest rate swap  agreements  designated as hedges of securities  available for sale, where TLC pays:
      Fixed rate interest                                           $        270,035          6.73%     $         1,511
      Floating rate interest                                                 250,905          6.77%               5,877
      Floating rate interest based on one index and
        receives floating rate interest based on
        another index                                                        326,644           -                 (9,359)
   Interest rate swap agreements designated as
                 ----
     hedges of financial liabilities, where TLC pays:
      Fixed rate interest                                                     60,000          4.39%                 333
      Floating rate interest                                               1,710,716          6.11%              37,655
      Floating rate interest based on one index and
        receives floating rate interest based on
        another index                                                         58,585           -                    443
   Interest rate floor agreements                                            560,500          6.46%              19,287
   Swaptions                                                               8,327,570          4.50%              54,198
   Others                                                                    108,745           -                 19,607


Generally, notional amounts indicate the volume of transactions and estimated fair values indicate the amounts subject to credit risk.

Activities with respect to the notional amounts are summarized as follows (in thousands):

                                             Beginning                                                             End
                                              of Year         Additions       Maturities      Terminations       of Year

1997:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      847,584   $      322,165   $       91,858  $     39,900     $      1,037,991
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                     1,829,301        2,297,133        1,554,525        15,000            2,556,909
   Interest rate floor agreements                560,500                -                -             -              560,500
   Swaptions                                   8,327,570                -                -         1,540            8,326,030
   Others                                        108,745           20,572          100,200             -               29,117
                                          --------------   --------------   --------------  ------------     ----------------

                                          $   11,673,700   $    2,639,870   $    1,746,583  $     56,440     $     12,510,547
                                          ==============   ==============   ==============  ============     ================
1996:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      440,173   $      566,023   $      143,554  $     15,058     $        847,584
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                     1,146,678        1,887,348        1,103,525       101,200            1,829,301
   Interest rate floor agreements                560,500                -                -             -              560,500
   Interest rate cap agreements                  250,000                -          250,000             -                    -
   Swaptions                                   1,267,140        7,170,000          109,570             -            8,327,570
   Others                                        100,000            8,745                -             -              108,745
                                          --------------   --------------   --------------  ------------     ----------------

                                          $    3,764,491   $    9,632,116   $    1,606,649  $    116,258     $11,673,700
                                          ==============   ==============   ==============  ============     ===========
1995:
   Interest rate swap agreements
     designated as hedges of
     securities available for sale        $      274,777   $      246,790   $       59,947  $     21,447     $        440,173
   Interest rate swap agreements
     designated as hedges of
     financial liabilities                       601,545        1,035,910          460,777        30,000            1,146,678
   Interest rate floor agreements                560,500                -                -             -              560,500
   Interest rate cap agreements                  100,000          250,000          100,000             -              250,000
   Swaptions                                     100,000        1,167,140                -             -            1,267,140
   Others                                        100,000                -                -             -              100,000
                                          --------------   --------------   --------------  ------------     ----------------

                                          $    1,736,822   $    2,699,840   $      620,724  $     51,447     $      3,764,491
                                          ==============   ==============   ==============  ============     ================


Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of temporary cash investments, derivatives, fixed maturities, mortgage loans on real estate and reinsurance receivables. The Company places its temporary cash investments and enters into derivative transactions with high credit quality financial institutions. Concentrations of credit risk with respect to investments in fixed maturities and mortgage loans on real estate are limited due to the large number of such investments and their dispersion across many different industries and geographic areas. The Company places reinsurance with only highly rated insurance companies. At December 31, 1997, the Company had no significant concentration of credit risk.

                                                 OTHER INFORMATION


Item 28.  Financial Statements and Exhibits

(a)  Financial Statements:

Registrant
  Included in Part B
          All required financial statements are hereby incorporated by reference to the Annual Report to shareholders filed in accordance with Rule 30d-1 of the Investment Company Act of 1940. (File No.

          2-34221) March 6, 1998.


Transamerica Occidental Life Insurance Company and Subsidiaries
  Included in Part B

          Report of Independent Auditors
          Consolidated Balance Sheet, December 31,  1997
          Consolidated Statement of Income, Three years ended December 31, 1997 Consolidated Statement of
         Shareholder's Equity, Three years ended
            December 31, 1997
          Consolidated Statement of Cash Flows, Three years ended
            December 31, 1997

          Notes to Financial Statements

(b)  Exhibits:

Exhibit
Number                                           Description of Document*

 1                Resolutions of Board of Directors of Transamerica Occidental
Life Insurance Company creating
                  Registrant.
 2(i)             Rules and Regulations of Registrant.
 2(ii)            Rules and Regulations of Registrant, as amended April 27,
 1989.
 3                Form of Custodian Agreement between Registrant, Transamerica
Occidental Life Insurance Company
                  and Boston Safe Deposit and Trust Company of California.
4(a)              Form  of  Agreement  between   Transamerica   Occidental  Life
                  Insurance Company and Registrant entitled "Investment Services
                  Agreement" and dated January 1, 1981.
 4(b)             Revised Form of Agreement between Transamerica Occidental Life
                  Insurance Company and Registrant entitled "Investment Advisory
                  Agreement" and dated April 20, 1971.
 5                Form of Agreement between  Transamerica  Financial  Resources,
                  Inc.,  Transamerica  Occidental  Life  Insurance  Company  and
                  Registrant  entitled  "Marketing  Agreement" and dated July 1,
                  1969.
 6                Contracts:
 6(i)               Annual Deposit Individual Equity Investment Fund Contract.
 6(ii)              Single Deposit Individual Equity Investment Fund Contract
to provide a deferred Variable
                    Annuity.
6(iii)              Single Deposit Individual Equity Investment Fund Contract
 to provide an immediate Variable
                    Annuity.
 6(iv)              Endorsement to Immediate Annuity Contracts--changes
definition of Valuation Date.
 6(v)               Endorsement to Annuity Contracts issued in connection
with 408 Plans.

Exhibit
Number              Description of Document*

 6(vi)              Endorsement to Annual Deposit and Deferred Annuity Contracts
 issued in connection with 403(b)
                    and H.R.  10 Plans.
 6(vii) Endorsement to define the term "Deposit" in some Contracts to mean "Purchase Payment." 6(viii) Endorsement to modify definition of "Valuation Period." 6(ix) Deposit Continuation on Total and Permanent Disability Rider. 6(x) Endorsement for State of Michigan to define investment factors filed as part of this
                    Registration Statement.
 6(xi)              Disclosure document used in the sale of Individual
Retirement Annuity Contracts.
 6(xii)             TSA Compliance Endorsement (form 1-00720-188).
 6(xiii)            TSA Compliance Endorsement-PA (form 1-00720-188PA).
 7(i)               Application for Individual Equity Investment Fund Contracts.
 7(ii)              Revised Application for Individual Equity Investment Fund
Contracts.
 8                Resolutions of the Board of Directors of Transamerica
Occidental Life Insurance Company
                  adopting Rules and Regulations of Registrant and electing
the first Board of Managers of
                  Registrant.
 9                Not applicable.
10                Not applicable.

11                Prototype Plan documents.
12                Opinion and Consent of Counsel.
13                Consent of Independent Auditors.***

14                Not Applicable.
15                Letter from Transamerica Occidental regarding its
investment in the Fund.
16(i)             Power of Attorney.

16(ii)            Power of Attorney.
16(iii)           Power of Attorney.
16(iv)            Power of Attorney.
16(v)             Power of Attorney.
16(vi)            Power of Attorney.
16(vii)           Power of Attorney.
16(viii)          Power of Attorney.
16(ix)            Power of Attorney.
16(x)             Power of Attorney.
16(xi)            Power of Attorney.
16(xii)           Power of Attorney.
16(xiii)          Power of Attorney.
16(xiv)           Power of Attorney.
16(xv)            Power of Attorney.
16(xvi)           Power of Attorney.
16(xvii)          Power of Attorney.
16(xviii)         Power of Attorney.
16(xix)           Power of Attorney.
16(xx)            Power of Attorney.
16(xxi)           Power of Attorney.
16(xxii)          Power of Attorney.
16(xxiii)         Power of Attorney.
16(xxiv)          Power of Attorney.


17(i)             Acknowledgement of Restrictions on Redemptions
Imposed by I.R.C.  Section 403(b).
17(ii)            Acknowledgement of Restrictions on Redemptions
Imposed by the I.R.C.  and Texas Educational
                  Code.

18                Representation of Reliance Upon No-Action Letter
Regarding I.R.C.  Section 403(b).
27                Financial Data Schedule.***

----------------------
                  *With the exception of Exhibits 2(ii), 4(b), 6(iv), (v), (vi),
                  (vii), (viii), (ix), (xii), (xiii),  7(ii), 12, 13, 15, 16(i),
                  17(i), (ii) and 18 these are exhibits to Registrant's Registration Statement on Form N-8B-1 and were formerly numbered 1(a), (b), 2, 4(a)(i) I, II, III, 4(a)(ii), 5, 6, 8 and 13, are incorporated herein by reference.  Exhibits 6(iv),
                  (v), (vi), (vii), (viii), 6(x), 7(i), (ii), (iii), 12 formerly numbered 1(d)(i) V, VI, VII, VIII, IX, 8, 6, 7, 5, 3 and 9 respectively, have been previously filed as exhibits to Registrant's Registration Statement on Form S-5 and are
                  incorporated herein by Reference. Exhibits 4(a), 4(b), 5, 6(i), (ii), (iii), (iv), (v), (vi), (vii), (viii), (ix), (x),
                  (xi), 7(i), 7(ii), 8, 11, 12, 13, 14 and 15, formerly 8, 5(a),
                  5(b), 6, 4(a)(i), (ii), (iii), (iv), (v), (vi), (vii), (viii),
                  (ix), (x), (xi), 4(b)(i), 4(b)(ii), 1(b), 14, 10(a), 10(b), 11
                  and 12, respectively, have been previously filed as exhibits to the Registrant's Registration Statement on Form N-1 and are incorporated herein by reference. Exhibit 16(ii) is incorporated by reference herein from Exhibit 7(b) of Registration File #33-28107, filed on April 14, 1989 on behalf of Transamerica Occidental Life Insurance Company and Separate Account VL of Transamerica Occidental Life Insurance Company.
                  Exhibit  16(iii) is  incorporated  by  reference  herein  from
                  Exhibit 14(d) of Registration File #33-49998 filed in April 1993 on behalf of Transamerica Occidental Life Insurance Company and Separate Account VA-2L of Transamerica Occidental Life Insurance Company. Exhibits 16(v) and (vi) are incorporated by reference to the like-numbered Exhibits to Post-Effective Amendment No. 43 to this Registration Statement on Form N-3 (April 25, 1996).


                           **Exhibits 3, 13, 16(vii), 16(viii) and 27 are
incorporated by reference to the
                           like-numbered exhibits to Post-Effective Amendment
No. 44 to this Registration
Statement on
                           Form N-3 (April 28, 1997).
                           ***Filed herewith.

Items 29 and 33.
Directors and Officers of the Company and Business and other connections of the Investment Adviser.

          The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

                                                                                                          Other
business and business
address, profession, vocation or
employment of a substantial
nature engaged in for
                                                        Position and                                       his
own account during last two
Name and Principal            Position and Offices      Offices with          fiscal years or as director, officer,
Business Address                with the Company         Registrant                employee, partner or trustee
Robert Abeles                    Director, Executive        None                      None
                               Vice President and
                             Chief Financial Officer

Thomas J. Cusack                 Director, President        None                      *Executive Vice President
                                                    and Chief Executive                  of Transamerica
                                                          Officer                        Corporation


James W. Dederer                 Director, Executive        None                      None
                             Vice President, General
                              Counsel and Corporate
                                    Secretary


Richard H. Finn                  Director                   None                      *Executive Vice President
                                                                                      of Transamerica
                                                                                      Corporation; Director,
                                                                                      President and Chief
                                                                                      Executive Officer of
                                                                                      Transamerica Finance Group,
                                                                                      Inc.


George A. Foegele                Director and               None                      President and CEO -
                                                    Senior Vice President               Canadian Operations

David E. Gooding                 Director, Executive        None                      None
                                 Vice President and
                                 Chief Information Officer

Edgar H. Grubb                 Director                   None                        *Executive Vice President
                                                                                      and  Chief Financial
                                                                                      Officer of Transamerica
                                                                                      Corporation

Frank C. Herringer             Director                   None                        *Director, President and
                                                                                      Chief Executive Officer  of
                                                                                      Transamerica Corporation

Richard N. Latzer              Director and Chief         Director                    *Senior Vice President and
                                                          Investment Officer            Chief Investment Officer
                                                                                      of Transamerica
                                                                                      Corporation; Director,
                                                                                      President and Chief
                                                                                      Executive Officer of
                                                                                      Transamerica Investment
                                                                                      Services, Inc.


Karen MacDonald                Director, Senior Vice      None                        None
                                                          President and Corporate
                                     Actuary

Gary U. Rolle                  Director and Chief         Chairman,                   Executive Vice President
                                                          Investment Officer          Board of the        and
Chief Investment
                                                                                      Managers   Officer of
                                                                                      Transamerica Investment
                                                                                      Services, Inc.


Paul e. Rutledge III           Director and President-    None                        None
                                                          Reinsurance Division


T. Desmond Sugrue              Director and Executive     None                        None
                                 Vice President


Bruce A. Turkstra              Director, Executive        None                        None
                                                          Vice President and Chief
                                                          Information Officer


Nooruddin S. Veerjee           Director and President,    None                        President of Transamerica
                                                          Group Pension Division        Life Insurance and
                                                                                        Annuity Company

Robert A. Watson               Director                   None                        *Executive Vice President
                                                                                      of Transamerica Corporation

--------------------

 *  600 Montgomery Street, San Francisco, California 94111
**  100 N. Tryon Street, Suite 2500, Charlotte, N.C.  28202-4004

Item 30. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

  Registrant is a separate account controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Company, the Fund's Investment Adviser, may be deemed to be in control of the Fund, and the Company and Transamerica Investment Services, Inc., may be deemed to be controlled by their parent, Transamerica Corporation.

 The following chart indicates the persons controlled by or under common control with Transamerica.

         TRANSAMERICA CORPORATION AND SUBSIDIARIES
                     WITH STATE OR COUNTRY OF INCORPORATION



Transamerica Corporation - DE
      ARC Reinsurance Corporation - HI
         Transamerica Management, Inc. - DE
            Criterion Investment Management Company - TX
      Inter-America Corporation - CA
      Mortgage Corporation of America - CA
      Pyramid Insurance Company, Ltd. - HI
         Pacific Cable Ltd. - Bmda.
            TC Cable, Inc. - DE
      RTI Holdings, Inc. - DE
      Transamerica Airlines, Inc. - DE
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Delaware, L.P. - DE
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd. - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  TOD Liquidating Corp. - CA
                  TOL S.R.L. - Itl.
                  Trans Ocean Container Finance Corp. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management Corporation - CA
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings - CA
                  Trans Ocean Tank Services Corporation - DE
            Transamerica Leasing Inc. - DE
               Better Asset Management Company LLC - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr. Transamerica Tank Container Leasing Pty. Limited - Aust. Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Company (Europe) - MD Transamerica Insurance Finance Corporation, California - CA Transamerica Insurance Finance Corporation, Canada - ON
            Transamerica Business Credit Corporation - DE
               Direct Capital Equity Investment, Inc. - DE
               TA Air East, Corp. -
               TA Air III, Corp. - DE
               TA Air II, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air I, Corp. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. -
               TBC I, Inc. - DE
               TBC Tax III, Inc. -
               TBC Tax II, Inc. -
               TBC Tax IV, Inc. -
               TBC Tax IX, Inc. -
               TBC Tax I, Inc. -
               TBC Tax VIII, Inc. -
               TBC Tax VII, Inc. -
               TBC Tax VI, Inc. -
               TBC Tax V, Inc. -
               TBC Tax XII, Inc. -
               TBC Tax XI, Inc. -
               TBC V, Inc. -
               The Plain Company - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
               Transamerica Commercial Finance Corporation - DE
                  Inventory Funding Trust - DE
                     Inventory Funding Company, LLC - DE
                  TCF Asset Management Corporation - CO
                  Transamerica Joint Ventures, Inc. - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica   Commercial  Finance  Canada,  Limited  -  ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Finance Limited - U.K.
                        WFC Polska Sp. Zo.o -
                     Transamerica Commercial Holdings Limited - U.K. Transamerica Commercial Holdings, Inc. -
                        Transamerica Trailer Leasing Limited - NY
                  Transamerica Commercial Finance France S.A. - Fra. Transamerica GmbH Inc. - DE
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Corporation - FL
                        Liberty Mortgage Company of Ft. Myers, Inc. - FL Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                  Whirlpool Financial National Bank - DE
               Transamerica Vendor Financial Services - DE
            Transamerica Distribution Finance Corporation de Mexico -
               Transamerica Corporate Services de Mexico -
            Transamerica Federal Savings Bank -
            Transamerica HomeFirst, Inc. - CA
         Transamerica Home Loan - CA
         Transamerica Lending Company - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica Foundation - CA
      Transamerica Insurance Corporation of California - CA
         Arbor Life Insurance Company - AZ
         Plaza Insurance Sales, Inc. - CA
         Transamerica Advisors, Inc. - CA
         Transamerica Annuity Service Corporation - NM
         Transamerica Financial Resources, Inc. - DE
            Financial Resources Insurance Agency of Texas - TX
            TBK Insurance Agency of Ohio, Inc. - OH
            Transamerica Financial Resources Insurance Agency of Alabama
Inc. - AL
            Transamerica Financial Resources Insurance Agency of Massachusetts Inc. - MA
         Transamerica International Insurance Services, Inc. - DE
            Home Loans and Finance Ltd. - U.K.
         Transamerica Occidental Life Insurance Company - CA
            NEF Investment Company - CA
            Transamerica China Investments Holdings Limited - H.K.
            Transamerica Life Insurance and Annuity Company - NC
               Transamerica Assurance Company - CO
            Transamerica Life Insurance Company of Canada - Can.
            Transamerica Life Insurance Company of New York - NY
            Transamerica South Park Resources, Inc. - DE
            Transamerica Variable Insurance Fund, Inc. - MD
            USA Administration Services, Inc. - KS
         Transamerica Products, Inc. - CA
            Transamerica Leasing Ventures, Inc. - CA
            Transamerica Products II, Inc. - CA
            Transamerica Products IV, Inc. - CA
            Transamerica Products I, Inc. - CA
         Transamerica Securities Sales Corporation - MD
         Transamerica Service Company - DE
      Transamerica Intellitech, Inc. - DE
      Transamerica International Holdings, Inc. - DE
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
- MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) - N/A
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California - CA
         Pyramid Investment Corporation - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc. - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
         Ventana Inn, Inc. - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE


                         *Designates INACTIVE COMPANIES
                     A Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner

Item 31.  Number of Holders of Securities


         As of December 31, 1997 there were 288 Contract Owners of Registrant's Contracts.


Item 32.  Indemnification

         In general, pursuant to the Rules and Regulations of the Registrant, each member of the Board and each Officer and agent of the Fund shall be indemnified by the Fund for expenses incurred in connection with the defense of any proceeding in which he is made a party by reason of the fact that he holds or held such position with the Fund. However, there shall be no indemnification in relation to matters as to which such person shall be finally adjudged in such proceeding to be liable for negligence or misconduct in the performance of duties. No person shall be protected against liability to the Fund or to Contract Owners to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         Pursuant to the Marketing Agreement with the Underwriter, Transamerica Occidental will indemnify and hold harmless the Underwriter and each person who controls it against any liabilities to the extent that they arise from inaccurate or misleading statements in material provided by Transamerica Occidental.

         In compliance with Section 17(g) of the 1940 Act and Rule 17g-1 thereunder, the Fund maintains a blanket fidelity bond against larceny, embezzlement and similar losses covering each Officer and employee who may have access to securities or funds of the registrant.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Additionally, the Company's Bylaws provide in Article V as follows:

         Section 1.  Right to Indemnification.
Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent (hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expense, liability, and loss (including attorneys' fees, judgements, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter "Expenses"); provided however, that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) was authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. [It is the Corporation's intent that the bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the Corporation's Articles of Incorporation.]

         Section 2.  Authority to Advance Expenses.
Expenses incurred by an officer or director (acting in his capacity as such) in defending a Proceeding shall be paid by the corporation in advance of the final disposition of such Proceeding, provided, however, that if required by the California General Corporation Law, as amended, such Expenses shall be advanced only upon delivery to the corporation of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this Article or otherwise. Expenses incurred by other Agents of the corporation (or by the directors or officers not acting in their capacity as such, including service with respect to employee benefit plans) may be advanced upon the receipt of a similar undertaking, if required by law, and upon such other terms and conditions as the Board of Directors deems appropriate. Any obligation to reimburse the corporation for Expense advances shall be unsecured and no interest shall be charged thereon.

         Section 3.  Right of Claimant to Bring Suit.
If a claim under Section 1 or 2 of this Article is not paid in full by the corporation within 30 days after a written claim has been received by the corporation, the claimant may at any time thereafter bring suit against the corporation to recover the unpaid amount of the claim and, if successful in whole or in part, the claimant shall be entitled to be paid also the expense (including attorneys' fees) of prosecuting such claim. It shall be a defense to any such action (other than an action brought to enforce a claim for expenses incurred in defending a Proceeding in advance of its final disposition where the required undertaking has been tendered to the corporation) that the claimant has not met the standards of conduct that make it permissible under the California General Corporation Law for the corporation to indemnify the claimant for the amount claimed. The burden of proving such a defense shall be on the corporation. Neither the failure of the corporation (including its Board of Directors, independent legal counsel, or its stockholders) to have made a determination prior to the commencement of such action that indemnification of the claimant is proper under the circumstances because he has met the applicable standard of conduct set forth in the California General Corporation Law, nor an actual determination by the corporation (including its Board of Directors, independent legal counsel, or its stockholders) that the claimant had not met such applicable standard of conduct, shall be a defense to the action or create a presumption that claimant has not met the applicable standard of conduct.

         Section 4.  Provisions Nonexclusive.
The rights conferred on any person by this Article shall not be exclusive of any other rights that such person may have or hereafter acquire under any statute, provision of the Articles of Incorporation, bylaw, agreement, vote of stockholders or disinterested directors, or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office. To the extent that any provision of the Articles, agreement, or vote of the stockholders or disinterested directors is inconsistent with these bylaws, the provision, agreement, or vote shall take precedence.

         Section 5.  Authority to Insure.
The corporation may purchase and maintain insurance to protect itself and any Agent against any Expense asserted against or incurred by such person, whether or not the corporation would have the power to indemnify the Agent against such Expense under applicable law or the provisions of this Article [provided that, in cases where the corporation owns all or a portion of the shares of the company issuing the insurance policy, the company and/or the policy must meet one of the two sets of conditions set forth in Section 317 of the California General Corporation Law, as amended].

         Section 6.  Survival of Rights.
The rights provided by this Article shall continue as to a person who has ceased to be an Agent and shall inure to the benefit of the heirs, executors, and administrators of such person.

         Section 7.  Settlement of Claims.
The  corporation  shall not be liable to indemnify  any Agent under this Article
(a) for any amounts paid in settlement of any action or claim effected without the corporation's written consent, which consent shall not be unreasonably withheld; or (b) for any judicial award, if the corporation was not given a reasonable and timely opportunity, at its expense, to participate in the defense of such action.

         Section 8.  Effect of Amendment
Any amendment, repeal, or modification of this Article shall not adversely affect any right or protection of any Agent existing at the time of such amendment, repeal, or modification.

         Section 9.  Subrogation.
In the event of payment under this Article, the corporation shall be subrogated to the extent of such payment to all of the rights of recovery of the Agent, who shall execute all papers required and shall do everything that may be necessary to secure such rights, including the execution of such documents necessary to enable the corporation effectively to bring suit to enforce such rights.

         Section 10.  No Duplication of  Payments.
The corporation shall not be liable under this Article to make any payment in connection with any claim made against the Agent to the extent the Agent has otherwise actually received payment (under any insurance policy, agreement, vote, or otherwise) of the amounts otherwise indemnifiable hereunder.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of  Transamerica  Occidental  Life Insurance
Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $95,000,000 for Coverage A and $80,000,000 for Coverage B for the period 11/15/98 to 11/15/2000. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with CNA Lloyds, Gulf, Chubb and Travelers.


Item 33.  See Item 29.

Item 34.  Principal Underwriter


         (a) Transamerica Financial Resources, Inc., the principal Underwriter is also an underwriter and distributor for Annuity Contracts funded by Transamerica Occidental Life Insurance Company's Separate Account VA-2L and Transamerica Life Insurance Company of New York's Separate Account VA-2LNY. The Underwriter is wholly-owned by Transamerica Insurance Corporation of California.


         (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

                                                Position and                        Position and
          Names and Principal                   Offices with                        Offices with
           Business Address                 Principal Underwriter                    Registrant

           Gilbert F. Cronin                 Director                              None
            1150 South Olive Street
            Los Angeles, California

          Barbara A. Kelley                 President and Director                President
            1150 South Olive Street
            Los Angeles, California

          Monica Suryapranata               Treasurer                             None
            1150 South Olive Street
            Los Angeles, California

          James W. Dederer                  Director                              None
            1150 South Olive Street
            Los Angeles, California

          Ronald F. Wagley                  Director                              None
            1150 South Olive Street
            Los Angeles, California

          Regina M. Fink                    Secretary and Counsel                 Assistant Secretary
            1150 South Olive Street
            Los Angeles, California

          Dan Trivers                                                             Vice President,         None
            1150 South Olive Street         Director of Administration and
            Los Angeles, California         Chief Compliance Officer

          John Leon                                                               Second Vice President and        None
            1150 South Olive Street         Director of Due Diligence
            Los Angeles, California


          Kerry Rider                                                             Second Vice President,  None
            1150 South Olive Street         Director of Compliance
            Los Angeles, California         and Assistant Secretary

The Underwriter received in 1997, $2,641.00 from Fund B.



Item 35.  Location of Accounts and Records

          The Company maintains physical possession of each account, book, or other document required to be maintained at its offices at 401 North Tryon Street, Charlotte, North Carolina 28202.

Item 36.  Management Services

          Not applicable.

Item 37.  Undertakings

          (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c)  Registrant   hereby   undertakes  to  deliver  any  Statement  of
Additional Information and any financial statements required to be made available under Form N-3 promptly upon written or oral request.

          (d) Transamerica hereby represents that the fees and charges deducted under Contracts are reasonable in the aggregate in relation to services rendered, expenses expected to be incurred and risks assumed by Transamerica.


(e) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Transamerica Occidental's Separate Account Fund B certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the _____ day of April, 1998.


   TRANSAMERICA OCCIDENTAL'S
   SEPARATE ACCOUNT FUND B

   *By ____________________
       Barbara A. Kelley, President


          As required by the Securities Act of 1933, this amendment to its Registration Statement has been signed below on April ____, 1998 by the following persons in the capacities:


               Signature                          Title

       _______________________*
           Barbara A. Kelley                    President


       _______________________*
            Sally S. Yamada         Treasurer and Assistant Secretary

       _______________________*
           Donald E. Cantlay         Member of the Board of Managers

       _______________________*
           Richard N. Latzer         Member of the Board of Managers



       _______________________*
            Gary U. Rolle'          Chairman of the Board of Managers

       _______________________*
            Peter J. Sodini          Member of the Board of Managers

       _______________________*
            Jon C. Strauss           Member of the Board of Managers


*By James W. Dederer, pursuant to Power of Attorney

-------------------------------------------

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the ____ day of April, 1998.


                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                                            ------------------------------

                                            David M. Goldstein
                                             Vice President

                                *Attorney-in Fact


         As required by the Securities Act of 1933, this amendment to its Registration Statement has been signed below on April ____, 1998 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:


Signature                                                                           Signature
__________________________*                                               ____________________________*
             Robert Abeles                                                      Richard N. Latzer
  Director, Executive Vice President                                                Director
      and Chief Financial Officer

_________________________*                                                ____________________________*

           Thomas J. Cusack                                                      Karen MacDonald
    Director, Chairman, President                                                   Director
      and Chief Executive Officer


_________________________*                                                ____________________________*
           James W. Dederer                                                      Gary U. Rolle'
               Director                                                             Director


_________________________*
Richard H. Finn                                                            Paul E.Rutledge III
                                                                           _________________________*
____________________________*
           George A. Foegele                                                    T. Desmond Sugrue
               Director                                                             Director


_________________________*                                                ____________________________*

           David E. Gooding                                                     Bruce A. Turkstra
               Director                                                             Director


_________________________*                                                ____________________________*
            Edgar H. Grubb                                                    Nooruddin S. Veerjee
               Director                                                             Director
________________________*                                                 ____________________________*
          Frank C. Herringer                                                    Robert A. Watson
               Director                                                             Director

-----------------------------------------

*By  David M. Goldstein, pursuant to Power of Attorney

                                              EXHIBIT INDEX

Exhibit       Description                          Page
   No.         of Exhibit                          No.*
13            Consent of Independent Auditors


16(ix-xxiv) Power of Attorney..............................................
27            Financial Data Schedule







* Page numbers included only in manually executed original, in compliance with Rule 403(d).

                                      CONSET OF INDEPENDENT AUDITORS

We consent to the reference to our firm under the captions "Per Accumulation Unit Income and Capital Changes" in the Prospectus dated May 1, 1997, and "Investment Advisory and Other Services" in the Statement of Additional
Information and to the use of our reports dated February 18, 1997 and February 12, 1997 with respect to the financial statements of Transamerica Occidental's Separate Account Fund B and Transamerica Occidental Life Insurance Company and
Subsidiaries,   respectively,   inlcuded  in  the   Statement   of   Additional
Information.



Ernst & Young LLP

Los Angeles, California
April 28, 1997

                                             Exhibit 16(ix)-(xxiv)
                                            Power of Attorney

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                  Robert Abeles

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Thomas J. Cusack

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                James W. Dederer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Richard H. Finn

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                George A. Foegele

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                David E. Gooding

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Edgar H. Grubb

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                               Frank C. Herringer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Richard N. Latzer

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), her true and lawful attorney-in-fact and agent, with full power of substitution to each, for her and on her behalf and in her name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and her or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Karen MacDonald

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                  Mark McEachen

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                 Gary U. Rolle'

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                              Paul E. Rutledge III

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                T. Desmond Sugrue

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Bruce A. Turkstra

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Nooruddin Veerjee

                                POWER OF ATTORNEY


         The undersigned director of Transamerica Occidental Life Insurance Company, a California corporation (the "Company"), hereby constitutes and appoints Aldo Davanzo, James W. Dederer, David M. Goldstein, David E. Gooding, and William M. Hurst and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 and under the Investment Company Act of 1940 with respect to any life insurance and annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 20th day of March, 1998.

                         ------------------------------
                                Robert A. Watson

                                                Exhibit 27
Financial Data Schedule